TABLE OF CONTENTS
PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedules of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-7
Statements of Changes in Net Assets	C-13
Statement of Cash Flows	C-19
Financial Highlights	C-20
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-3
Approval of Investment Advisory Agreement and Portfolio Management Agreements	F-7
Special Meetings of Shareholders	F-13
Where to Go for More Information	F-14

The 2010 Annual Report for the American Funds® Insurance Series (“AFIS”) will be mailed separately to all Pacific Life Insurance Company and Pacific Life & Annuity Company variable life insurance policyholders and variable annuity contract owners with allocations to the American Funds Growth, American Funds Growth-Income and American Funds Asset Allocation Portfolios of the Pacific Select Fund (“PSF”). For those policyholders and contract owners, the AFIS Annual Report should be read in conjunction with the PSF Annual Report included herein.

The 2010 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2010
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Pacific Select Fund (Affiliated Mutual Fund)
Cash Management	Cash Management	41,791	$420,612	$421,480
Diversified Bond	Diversified Bond	274,391	2,685,637	2,747,857
Floating Rate Loan	Floating Rate Loan	129,654	1,087,072	971,215
High Yield Bond	High Yield Bond	155,692	891,739	997,795
Inflation Managed	Inflation Managed	348,272	3,786,593	4,108,639
Managed Bond	Managed Bond	442,344	4,827,713	5,159,966
Short Duration Bond	Short Duration Bond	152,744	1,444,369	1,443,386
American Funds® Growth	American Funds Growth	103,431	834,161	870,532
American Funds Growth-Income	American Funds Growth-Income	134,283	1,272,712	1,253,728
Comstock	Comstock	234,912	1,965,760	2,023,507
Dividend Growth	Dividend Growth	99,627	910,983	969,697
Equity Index	Equity Index	68,451	1,320,497	1,880,223
Focused 30	Focused 30	7,283	43,716	90,995
Growth LT	Growth LT	64,129	1,056,293	1,273,043
Large-Cap Growth	Large-Cap Growth	215,328	1,046,509	1,275,289
Large-Cap Value	Large-Cap Value	247,284	2,446,336	2,791,054
Long/Short Large-Cap	Long/Short Large-Cap	160,659	1,344,561	1,485,035
Main Street® Core	Main Street Core	58,765	1,005,867	1,140,207
Mid-Cap Equity	Mid-Cap Equity	119,823	1,375,350	1,763,452
Mid-Cap Growth	Mid-Cap Growth	116,346	731,014	1,166,476
Mid-Cap Value	Mid-Cap Value	75,921	745,116	1,086,895
Small-Cap Equity	Small-Cap Equity	70,495	873,433	1,005,146
Small-Cap Growth	Small-Cap Growth	48,554	420,310	575,901
Small-Cap Index	Small-Cap Index	19,684	162,616	228,023
Small-Cap Value	Small-Cap Value	37,005	354,350	507,061
Health Sciences	Health Sciences	6,763	52,059	78,240
Real Estate	Real Estate	34,355	362,150	500,353
Technology	Technology	12,319	40,906	68,109
Emerging Markets	Emerging Markets	89,132	853,224	1,522,605
International Large-Cap	International Large-Cap	325,777	1,897,966	2,161,104
International Small-Cap	International Small-Cap	108,895	878,982	918,860
International Value	International Value	127,227	1,202,250	1,388,704
American Funds Asset Allocation	American Funds Asset Allocation	15,197	178,901	217,313
Pacific Dynamix — Conservative Growth	Pacific Dynamix - Conservative Growth	9,950	115,275	118,463
Pacific Dynamix — Moderate Growth	Pacific Dynamix - Moderate Growth	11,151	130,808	142,641
Pacific Dynamix — Growth	Pacific Dynamix - Growth	6,985	82,559	92,448

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Multi-Asset Series II	Invesco V.I. Global Multi-Asset Series II	3,199	41,414	48,524
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	5,446	61,111	71,069

	AllianceBernstein Variable Products Series Fund, Inc.
AllianceBernstein VPS Balanced Wealth	AllianceBernstein VPS Balanced Wealth
Strategy Class B	Strategy Class B	12,101	110,801	137,709

	BlackRock Variable Series Funds, Inc.
BlackRock Capital Appreciation V.I. Class III	BlackRock Capital Appreciation V.I. Class III	54	414	466
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	112,603	1,376,182	1,631,624

	Franklin Templeton Variable Insurance Products Trust
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 2	Allocation Class 2	64	462	493
Franklin Templeton VIP Founding Funds	Franklin Templeton VIP Founding Funds
Allocation Class 4	Allocation Class 4	33,436	209,289	257,794
Mutual Global Discovery Securities Class 2	Mutual Global Discovery Securities Class 2	32	626	655
Templeton Global Bond Securities Class 2	Templeton Global Bond Securities Class 2	2	37	37

	GE Investments Funds, Inc.
GE Investments Total Return Class 3	GE Investments Total Return Class 3	9,251	140,291	151,530

See Notes to Financial Statements

G-1

SEPARATE ACCOUNT A
SCHEDULE OF INVESTMENTS (Continued)
DECEMBER 31, 2010
(in thousands)

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value

	Lord Abbett Series Fund, Inc.
Lord Abbett International Core Equity Class VC	Lord Abbett International Core Equity Class VC	23	$339	$365
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	76	1,187	1,157

	MFS® Variable Insurance Trust
MFS Investors Growth Stock Series — Service Class (1)	MFS Investors Growth Stock Series - Service Class	—	1	1
MFS Value Series — Service Class	MFS Value Series - Service Class	49	579	627

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset — Advisor Class	PIMCO Global Multi-Asset - Advisor Class	6,719	82,125	85,462

	Prudential Series Fund, Inc.
Jennison	Jennison (Class II)	14	175	331
Value	Value (Class II)	20	275	344
SP International Growth	SP International Growth (Class II)	78	299	399
SP Prudential U.S. Emerging Growth	SP Prudential U.S. Emerging Growth (Class II)	37	228	277

	JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond	JPMorgan Insurance Trust Core Bond	89	952	1,030
JPMorgan Insurance Trust Equity Index	JPMorgan Insurance Trust Equity Index	23	204	247
JPMorgan Insurance Trust U.S. Equity	JPMorgan Insurance Trust U.S. Equity	2,547	41,345	39,956
JPMorgan Insurance Trust Mid Cap Value	JPMorgan Insurance Trust Mid Cap Value	22	171	147
JPMorgan Insurance Trust Intrepid Growth	JPMorgan Insurance Trust Intrepid Growth	8	95	124
JPMorgan Insurance Trust Mid Cap Growth	JPMorgan Insurance Trust Mid Cap Growth	8	125	136

(1)	The total shares outstanding in full was 112. The cost of and market value of investments in full dollars were $1,171 and $1,210, respectively.

American Funds is a registered trademark of American Funds Distributors, Inc., Main Street is a registered trademark of OppenheimerFunds, Inc., and MFS is a registered trademark of MFS Fund Distributors, Inc.
See Notes to Financial Statements

G-2

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

ASSETS
Investments in affiliated mutual funds, at value	$421,480	$2,747,857	$971,215	$997,795	$4,108,639	$5,159,966	$1,443,386
Receivables:
Due from Pacific Life Insurance Company	454	—	—	—	—	—	—
Fund shares redeemed	—	240	177	54	664	719	197

Total Assets	421,934	2,748,097	971,392	997,849	4,109,303	5,160,685	1,443,583

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	240	177	46	664	719	191
Fund shares purchased	454	—	—	—	—	—	—
Other	161	325	105	—	316	417	—

Total Liabilities	615	565	282	46	980	1,136	191

NET ASSETS	$421,319	$2,747,532	$971,110	$997,803	$4,108,323	$5,159,549	$1,443,392

NET ASSETS CONSIST OF:
Accumulation units	$420,863	$2,747,012	$970,913	$997,471	$4,107,191	$5,158,023	$1,443,056
Contracts in payout (annuitization) period	456	520	197	332	1,132	1,526	336

NET ASSETS	$421,319	$2,747,532	$971,110	$997,803	$4,108,323	$5,159,549	$1,443,392

Units Outstanding	36,209	244,751	110,822	62,501	239,677	283,102	135,177

Accumulation Unit Value	$9.63 - $13.06	$10.58 - $11.89	$8.60 - $10.50	$11.12 - $18.53	$10.59 - $20.99	$10.64 - $22.37	$10.15 - $11.69

Cost of Investments	$420,612	$2,685,637	$1,087,072	$891,739	$3,786,593	$4,827,713	$1,444,369

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

ASSETS
Investments in affiliated mutual funds, at value	$870,532	$1,253,728	$2,023,507	$969,697	$1,880,223	$90,995	$1,273,043
Receivables:
Fund shares redeemed	143	492	477	336	492	147	246

Total Assets	870,675	1,254,220	2,023,984	970,033	1,880,715	91,142	1,273,289

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	143	492	477	336	492	147	246
Other	14	87	166	73	199	6	79

Total Liabilities	157	579	643	409	691	153	325

NET ASSETS	$870,518	$1,253,641	$2,023,341	$969,624	$1,880,024	$90,989	$1,272,964

NET ASSETS CONSIST OF:
Accumulation units	$870,347	$1,253,324	$2,022,974	$969,408	$1,879,663	$90,970	$1,272,634
Contracts in payout (annuitization) period	171	317	367	216	361	19	330

NET ASSETS	$870,518	$1,253,641	$2,023,341	$969,624	$1,880,024	$90,989	$1,272,964

Units Outstanding	73,533	119,157	201,104	92,697	135,511	7,203	85,904

Accumulation Unit Value	$9.05 - $13.18	$8.74 - $11.59	$8.45 - $11.76	$8.42 - $11.22	$8.89 - $20.57	$7.88 - $19.33	$8.97 - $23.71

Cost of Investments	$834,161	$1,272,712	$1,965,760	$910,983	$1,320,497	$43,716	$1,056,293

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

ASSETS
Investments in affiliated mutual funds, at value	$1,275,289	$2,791,054	$1,485,035	$1,140,207	$1,763,452	$1,166,476	$1,086,895
Receivables:
Fund shares redeemed	509	377	336	370	695	413	46

Total Assets	1,275,798	2,791,431	1,485,371	1,140,577	1,764,147	1,166,889	1,086,941

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	509	377	336	370	695	413	46
Other	24	128	193	29	41	125	138

Total Liabilities	533	505	529	399	736	538	184

NET ASSETS	$1,275,265	$2,790,926	$1,484,842	$1,140,178	$1,763,411	$1,166,351	$1,086,757

NET ASSETS CONSIST OF:
Accumulation units	$1,275,024	$2,790,327	$1,484,623	$1,139,572	$1,762,914	$1,166,176	$1,086,605
Contracts in payout (annuitization) period	241	599	219	606	497	175	152

NET ASSETS	$1,275,265	$2,790,926	$1,484,842	$1,140,178	$1,763,411	$1,166,351	$1,086,757

Units Outstanding	176,154	246,305	163,658	89,261	100,438	102,177	69,489

Accumulation Unit Value	$6.37 - 11.36	$8.44 - $13.16	$8.87 - $10.97	$8.91 - $17.17	$9.37 - $22.41	$9.91 - $14.17	$11.64 - $15.94

Cost of Investments	$1,046,509	$2,446,336	$1,344,561	$1,005,867	$1,375,350	$731,014	$745,116

	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

ASSETS
Investments in affiliated mutual funds, at value	$1,005,146	$575,901	$228,023	$507,061	$78,240	$500,353	$68,109
Receivables:
Due from Pacific Life Insurance Company	—	—	—	35	—	—	34
Fund shares redeemed	316	87	328	—	120	55	—

Total Assets	1,005,462	575,988	228,351	507,096	78,360	500,408	68,143

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	316	87	306	—	120	55	—
Fund shares purchased	—	—	—	31	—	—	34
Other	129	38	—	—	4	15	6

Total Liabilities	445	125	306	31	124	70	40

NET ASSETS	$1,005,017	$575,863	$228,045	$507,065	$78,236	$500,338	$68,103

NET ASSETS CONSIST OF:
Accumulation units	$1,004,893	$575,684	$227,899	$506,877	$78,218	$500,087	$68,095
Contracts in payout (annuitization) period	124	179	146	188	18	251	8

NET ASSETS	$1,005,017	$575,863	$228,045	$507,065	$78,236	$500,338	$68,103

Units Outstanding	68,546	46,036	14,121	25,650	5,377	22,895	9,239

Accumulation Unit Value	$10.98 - $16.40	$10.53 - $13.74	$9.54 - $17.07	$10.64 - $24.59	$11.48 - $16.98	$7.52 - $32.20	$5.77 - $11.91

Cost of Investments	$873,433	$420,310	$162,616	$354,350	$52,059	$362,150	$40,906

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
						Pacific	Pacific
						Dynamix -	Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

ASSETS
Investments in affiliated mutual funds, at value	$1,522,605	$2,161,104	$918,860	$1,388,704	$217,313	$118,463	$142,641
Receivables:
Due from Pacific Life Insurance Company	387	—	—	—	—	82	127
Fund shares redeemed	348	511	325	193	27	—	—

Total Assets	1,523,340	2,161,615	919,185	1,388,897	217,340	118,545	142,768

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	507	325	89	27	—	—
Fund shares purchased	—	—	—	—	—	82	127
Other	—	—	96	—	12	8	7

Total Liabilities	—	507	421	89	39	90	134

NET ASSETS	$1,523,340	$2,161,108	$918,764	$1,388,808	$217,301	$118,455	$142,634

NET ASSETS CONSIST OF:
Accumulation units	$1,522,947	$2,160,653	$918,623	$1,388,439	$217,301	$118,455	$142,634
Contracts in payout (annuitization) period	393	455	141	369	—	—	—

NET ASSETS	$1,523,340	$2,161,108	$918,764	$1,388,808	$217,301	$118,455	$142,634

Units Outstanding	47,306	186,193	108,088	135,322	15,364	9,640	10,923

Accumulation Unit Value	$11.76 - $58.68	$9.09 - $17.08	$8.20 - $12.01	$6.67 - $12.25	$14.00 - $14.43	$10.76 - $12.52	$10.91 - $13.30

Cost of Investments	$853,224	$1,897,966	$878,982	$1,202,250	$178,901	$115,275	$130,808

	Pacific
	Dynamix -
	Growth
ASSETS
Investments in affiliated mutual funds, at value	$92,448
Receivables:
Due from Pacific Life Insurance Company	845

Total Assets	93,293

LIABILITIES
Payables:
Fund shares purchased	845
Other	5

Total Liabilities	850

NET ASSETS	$92,443

NET ASSETS CONSIST OF:
Accumulation units	$92,443
Contracts in payout (annuitization) period	—

NET ASSETS	$92,443

Units Outstanding	6,694

Accumulation Unit Value	$11.09 - $14.06

Cost of Investments	$82,559

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
		Invesco
		Van Kampen				Franklin	Franklin
	Invesco V.I.	V.I. Global	AllianceBernstein	BlackRock		Templeton VIP	Templeton VIP
	Global	Tactical Asset	VPS Balanced	Capital	BlackRock	Founding Funds	Founding Funds
	Multi-Asset	Allocation	Wealth Strategy	Appreciation	Global Allocation	Allocation	Allocation
	Series II	Series II	Class B	V.I. Class III	V.I. Class III	Class 2	Class 4

ASSETS
Investments in mutual funds, at value	$48,524	$71,069	$137,709	$466	$1,631,624	$493	$257,794
Receivables:
Due from Pacific Life Insurance Company	36	—	14	—	192	—	7
Fund shares redeemed	—	103	—	3	—	—	—

Total Assets	48,560	71,172	137,723	469	1,631,816	493	257,801

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	103	—	3	—	—	—
Fund shares purchased	36	—	14	—	192	—	7
Other	3	16	8	—	101	—	14

Total Liabilities	39	119	22	3	293	—	21

NET ASSETS	$48,521	$71,053	$137,701	$466	$1,631,523	$493	$257,780

NET ASSETS CONSIST OF:
Accumulation units	$48,521	$71,053	$137,701	$466	$1,631,520	$493	$257,780
Contracts in payout (annuitization) period	—	—	—	—	3	—	—

NET ASSETS	$48,521	$71,053	$137,701	$466	$1,631,523	$493	$257,780

Units Outstanding	3,316	5,240	14,622	38	160,465	46	28,087

Accumulation Unit Value	$10.82 - $14.95	$10.73 - $13.86	$9.27 - $10.79	$12.34 - $12.36	$10.01 - $10.77	$10.76 - $10.78	$9.03 - $9.46

Cost of Investments	$41,414	$61,111	$110,801	$414	$1,376,182	$462	$209,289

	Mutual Global	Templeton	GE	Lord Abbett		MFS Investors
	Discovery	Global Bond	Investments	International	Lord Abbett	Growth Stock	MFS Value
	Securities	Securities	Total Return	Core Equity	Total Return	Series -	Series -
	Class 2	Class 2	Class 3	Class VC	Class VC	Service Class(1)	Service Class

ASSETS
Investments in mutual funds, at value	$655	$37	$151,530	$365	$1,157	$1	$627
Receivables:
Due from Pacific Life Insurance Company	1	—	—	—	4	—	—
Fund shares redeemed	—	—	64	—	—	—	1

Total Assets	656	37	151,594	365	1,161	1	628

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	64	—	—	—	1
Fund shares purchased	1	—	—	—	4	—	—
Other	—	—	12	—	—	—	—

Total Liabilities	1	—	76	—	4	—	1

NET ASSETS	$655	$37	$151,518	$365	$1,157	$1	$627

NET ASSETS CONSIST OF:
Accumulation units	$655	$37	$151,518	$365	$1,157	$1	$627
Contracts in payout (annuitization) period	—	—	—	—	—	—	—

NET ASSETS	$655	$37	$151,518	$365	$1,157	$1	$627

Units Outstanding	58	3	11,244	30	112	—	54

Accumulation Unit Value	$11.31 - $11.32	$10.99 - $11.00	$10.70 - $13.75	$12.13 - $12.14	$10.34 - $10.35	$11.85 - $11.85	$11.57 - $11.58

Cost of Investments	$626	$37	$140,291	$339	$1,187	$1	$579

(1)	The market value and net assets in full dollars were both $1,210 at December 31, 2010. Total units outstanding in full was 102 and cost of investments in full dollars was $1,171.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF ASSETS AND LIABILITIES (Continued)
DECEMBER 31, 2010
(in thousands, except accumulation unit values)

	Variable Accounts
	PIMCO Global			SP	SP Prudential	JPMorgan	JPMorgan
	Multi-Asset -			International	U.S. Emerging	Insurance Trust	Insurance Trust
	Advisor Class	Jennison	Value	Growth	Growth	Core Bond	Equity Index

ASSETS
Investments in mutual funds, at value	$85,462	$331	$344	$399	$277	$1,030	$247
Receivables:
Due from Pacific Life Insurance Company	59	—	—	—	—	28	—

Total Assets	85,521	331	344	399	277	1,058	247

LIABILITIES
Payables:
Fund shares purchased	59	—	—	—	—	—	—
Other	7	—	—	—	—	—	—

Total Liabilities	66	—	—	—	—	—	—

NET ASSETS	$85,455	$331	$344	$399	$277	$1,058	$247

NET ASSETS CONSIST OF:
Accumulation units	$85,455	$331	$344	$399	$277	$1,057	$247
Contracts in payout (annuitization) period	—	—	—	—	—	1	—

NET ASSETS	$85,455	$331	$344	$399	$277	$1,058	$247

Units Outstanding	7,983	29	26	29	16	80	22

Accumulation Unit Value	$10.67 - $10.79	$11.53 - $11.92	$13.30 - $13.74	$13.63 - $14.08	$17.04 - $17.60	$12.99 - $13.17	$11.13 - $11.28

Cost of Investments	$82,125	$175	$275	$299	$228	$952	$204

			JPMorgan
	JPMorgan	JPMorgan	Insurance Trust	JPMorgan
	Insurance Trust	Insurance Trust	Intrepid	Insurance Trust
	U.S. Equity	Mid Cap Value	Growth	Mid Cap Growth

ASSETS
Investments in mutual funds, at value	$39,956	$147	$124	$136
Receivables:
Due from Pacific Life Insurance Company	—	17	11	—
Fund shares redeemed	7	—	—	—

Total Assets	39,963	164	135	136

LIABILITIES
Payables:
Due to Pacific Life Insurance Company	7	—	—	—
Other	5	—	—	—

Total Liabilities	12	—	—	—

NET ASSETS	$39,951	$164	$135	$136

NET ASSETS CONSIST OF:
Accumulation units	$39,940	$164	$134	$136
Contracts in payout (annuitization) period	11	—	1	—

NET ASSETS	$39,951	$164	$135	$136

Units Outstanding	3,173	12	12	9

Accumulation Unit Value	$12.44 - $12.61	$13.17 - $13.35	$11.09 - $11.23	$14.17 - $14.36

Cost of Investments	$41,345	$171	$95	$125

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
	Cash	Diversified	Floating	High Yield	Inflation	Managed	Short Duration
	Management	Bond	Rate Loan	Bond	Managed	Bond	Bond

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$26	$80,130	$45,218	$74,712	$82,807	$179,622	$21,935
EXPENSES
Mortality and expense risk	6,793	33,665	12,658	12,847	54,951	64,737	19,098
Administrative fees	961	4,836	1,824	1,827	7,845	9,222	2,750

Total Expenses	7,754	38,501	14,482	14,674	62,796	73,959	21,848

Net Investment Income (Loss)	(7,728)	41,629	30,736	60,038	20,011	105,663	87

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	122	(5,685)	(38,910)	(3,889)	4,688	5,316	(4,183)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	122	(5,685)	(38,910)	(3,889)	4,688	5,316	(4,183)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	(436)	115,472	59,996	60,880	256,862	219,425	28,776

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	($8,042)	$151,416	$51,822	$117,029	$281,561	$330,404	$24,680

	American Funds	American Funds		Dividend	Equity	Focused	Growth
	Growth	Growth-Income	Comstock	Growth	Index	30	LT

INVESTMENT INCOME
Dividends from affiliated mutual fund investments (1)	$23	$—	$23,627	$8,261	$35,359	$—	$13,307
EXPENSES
Mortality and expense risk	10,657	16,347	25,285	9,723	28,831	1,354	16,135
Administrative fees	1,516	2,326	3,608	1,376	4,072	185	2,240

Total Expenses	12,173	18,673	28,893	11,099	32,903	1,539	18,375

Net Investment Income (Loss)	(12,150)	(18,673)	(5,266)	(2,838)	2,456	(1,539)	(5,068)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(47,508)	(91,903)	(93,951)	(11,934)	(11,749)	13,663	(18,290)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(47,508)	(91,903)	(93,951)	(11,934)	(11,749)	13,663	(18,290)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	183,931	223,190	348,321	72,918	305,792	(5,941)	133,991

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$124,273	$112,614	$249,104	$58,146	$296,499	$6,183	$110,633

	Large-Cap	Large-Cap	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap
	Growth	Value	Large-Cap	Core	Equity	Growth	Value

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$—	$41,216	$11,353	$8,593	$15,862	$1,940	$10,393
EXPENSES
Mortality and expense risk	15,606	36,568	18,322	13,499	22,046	14,008	13,304
Administrative fees	2,224	5,199	2,622	1,898	3,119	1,987	1,902

Total Expenses	17,830	41,767	20,944	15,397	25,165	15,995	15,206

Net Investment Loss	(17,830)	(551)	(9,591)	(6,804)	(9,303)	(14,055)	(4,813)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(42,374)	(121,387)	(22,861)	(30,202)	(14,628)	(21,023)	15,741
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(42,374)	(121,387)	(22,861)	(30,202)	(14,628)	(21,023)	15,741

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	206,842	326,853	174,572	179,025	357,187	326,382	174,825

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$146,638	$204,915	$142,120	$142,019	$333,256	$291,304	$185,753

(1)	The dividends for American Funds Growth-Income Variable Account in full dollars were less than $500 for the year and are not shown above due to rounding.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
	Small-Cap	Small-Cap	Small-Cap	Small-Cap	Health	Real
	Equity	Growth	Index	Value	Sciences	Estate	Technology

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$6,204	$—	$1,737	$9,672	$—	$6,399	$—
EXPENSES
Mortality and expense risk	10,897	6,961	2,792	6,699	938	6,463	816
Administrative fees	1,559	984	371	954	130	911	114

Total Expenses	12,456	7,945	3,163	7,653	1,068	7,374	930

Net Investment Income (Loss)	(6,252)	(7,945)	(1,426)	2,019	(1,068)	(975)	(930)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of affiliated mutual fund investments	(5,455)	(7,690)	616	2,213	849	(19,211)	1,066
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	—	—

Realized Gain (Loss)	(5,455)	(7,690)	616	2,213	849	(19,211)	1,066

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	142,567	132,449	46,034	110,508	13,285	146,856	10,103

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$130,860	$116,814	$45,224	$114,740	$13,066	$126,670	$10,239

						Pacific Dynamix -	Pacific Dynamix -
	Emerging	International	International	International	American Funds	Conservative	Moderate
	Markets	Large-Cap	Small-Cap	Value	Asset Allocation	Growth	Growth

INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$15,071	$22,464	$21,195	$36,932	$—	$1,983	$2,168
EXPENSES
Mortality and expense risk	18,387	27,873	10,903	19,531	2,192	657	1,177
Administrative fees	2,603	3,966	1,560	2,767	327	103	179

Total Expenses	20,990	31,839	12,463	22,298	2,519	760	1,356

Net Investment Income (Loss)	(5,919)	(9,375)	8,732	14,634	(2,519)	1,223	812

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(23,804)	(84,446)	(49,807)	(172,587)	(1,127)	(185)	(342)
Capital gain distributions from affiliated mutual fund investments	—	—	—	—	—	2,228	1,942

Realized Gain (Loss)	(23,804)	(84,446)	(49,807)	(172,587)	(1,127)	2,043	1,600

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	339,579	263,085	216,726	159,080	22,424	2,153	8,309

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$309,856	$169,264	$175,651	$1,127	$18,778	$5,419	$10,721

	Pacific Dynamix -
	Growth
INVESTMENT INCOME
Dividends from affiliated mutual fund investments	$1,024
EXPENSES
Mortality and expense risk	782
Administrative fees	115

Total Expenses	897

Net Investment Income	127

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of affiliated mutual fund investments	(793)
Capital gain distributions from affiliated mutual fund investments	2,483

Realized Gain	1,690

CHANGE IN UNREALIZED APPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	6,374

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,191

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
	Invesco V.I.	Invesco Van	AllianceBernstein	BlackRock		Franklin
	Global	Kampen V.I. Global	VPS Balanced	Capital	BlackRock	Templeton VIP
	Multi-Asset	Tactical Asset	Wealth Strategy	Appreciation	Global Allocation	Founding Funds
	Series II	Allocation Series II	Class B	V.I. Class III(1)	V.I. Class III	Allocation Class 2(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$153	$145	$2,946	$1	$17,173	$9
EXPENSES
Mortality and expense risk	535	923	1,532	1	20,228	1
Administrative fees	80	141	235	—	3,067	—

Total Expenses	615	1,064	1,767	1	23,295	1

Net Investment Income (Loss)	(462)	(919)	1,179	(—)	(6,122)	8

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(427)	(2,217)	(839)	(1)	(16,466)	(1)
Capital gain distributions from mutual fund investments	—	1,061	—	—	9,328	1

Realized Gain (Loss)	(427)	(1,156)	(839)	(1)	(7,138)	(—)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	4,501	5,964	9,855	52	129,876	31

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,612	$3,889	$10,195	$51	$116,616	$39

	Franklin	Mutual Global	Templeton	GE	Lord Abbett
	Templeton VIP	Discovery	Global Bond	Investments	International	Lord Abbett
	Founding Funds	Securities	Securities	Total Return	Core Equity	Total Return
	Allocation Class 4	Class 2(1)	Class 2(1)	Class 3	Class VC(1)	Class VC(1)

INVESTMENT INCOME
Dividends from mutual fund investments	$5,142	$3	$—	$1,717	$1	$17
EXPENSES
Mortality and expense risk	3,098	1	—	1,241	1	2
Administrative fees	471	—	—	188	—	—

Total Expenses	3,569	1	—	1,429	1	2

Net Investment Income (Loss)	1,573	2	(—)	288	—	15

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(4,099)	(1)	—	(316)	1	—
Capital gain distributions from mutual fund investments	19	—	—	—	—	17

Realized Gain (Loss)	(4,080)	(1)	—	(316)	1	17

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON AFFILIATED MUTUAL FUND INVESTMENTS	21,920	29	1	10,941	26	(30)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$19,413	$30	$1	$10,913	$27	$2

	MFS Investors
	Growth Stock	MFS Value	PIMCO Global			SP
	Series -	Series -	Multi-Asset -			International
	Service Class(1),(3)	Service Class(1)	Advisor Class(1)	Jennison	Value	Growth

INVESTMENT INCOME
Dividends from mutual fund investments (2)	$—	$—	$1,597	$—	$1	$4
EXPENSES
Mortality and expense risk	—	1	361	5	5	5
Administrative fees	—	—	56	1	1	1

Total Expenses	—	1	417	6	6	6

Net Investment Income (Loss)	(—)	(1)	1,180	(6)	(5)	(2)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	—	(—)	(145)	40	4	(4)
Capital gain distributions from mutual fund investments	—	—	208	—	—	—

Realized Gain (Loss)	—	(—)	63	40	4	(4)

CHANGE IN UNREALIZED APPRECIATION DEPRECIATION ON AFFILIATED MUTUAL FUND INVESTMENTS	—	48	3,337	(9)	35	49

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$—	$47	$4,580	$25	$34	$43

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	The dividends for Jennison Variable Account in full dollars was less than $500 for the year and is not shown above due to rounding.

(3)	The mortality and expense risk expense and net investment loss in full dollars were both $1. Change in unrealized appreciation on investments in full dollars was $39, and net increase in net assets resulting from operations in full dollars was $38 during the period.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF OPERATIONS (Continued)
FOR THE YEAR ENDED DECEMBER 31, 2010
(in thousands)

	Variable Accounts
						JPMorgan
	SP Prudential	JPMorgan	JPMorgan	JPMorgan	JPMorgan	Insurance Trust
	U.S. Emerging	Insurance Trust	Insurance Trust	Insurance Trust	Insurance Trust	Intrepid
	Growth	Core Bond	Equity Index	U.S. Equity	Mid Cap Value	Growth

INVESTMENT INCOME
Dividends from mutual fund investments	$1	$46	$5	$440	$2	$1
EXPENSES
Mortality and expense risk	4	15	3	533	2	2
Administrative fees	—	2	—	63	—	—

Total Expenses	4	17	3	596	2	2

Net Investment Income (Loss)	(3)	29	2	(156)	(—)	(1)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of mutual fund investments	(4)	16	(1)	(3,905)	(35)	(—)
Capital gain distributions from mutual fund investments	—	—	—	—	—	—

Realized Gain (Loss)	(4)	16	(1)	(3,905)	(35)	(—)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	49	46	28	8,997	64	15

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42	$91	$29	$4,936	$29	$14

	JPMorgan
	Insurance Trust
	Mid Cap Growth
INVESTMENT INCOME
Dividends from mutual fund investments	$—
EXPENSES
Mortality and expense risk	2
Administrative fees	—

Total Expenses	2

Net Investment Loss	(2)

REALIZED GAIN (LOSS) ON INVESTMENTS
Realized loss on sale of mutual fund investments	(4)
Capital gain distributions from mutual fund investments	—

Realized Loss	(4)

CHANGE IN UNREALIZED APPRECIATION ON MUTUAL FUND INVESTMENTS	32

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$26

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Cash Management		Diversified Bond		Floating Rate Loan

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($7,728)	($10,435)	$41,629	$36,708	$30,736	$25,019
Realized gain (loss)	122	(734)	(5,685)	(35,276)	(38,910)	(25,658)
Change in unrealized appreciation (depreciation) on investments	(436)	632	115,472	205,021	59,996	152,667

Net Increase (Decrease) in Net Assets Resulting from Operations	(8,042)	(10,537)	151,416	206,453	51,822	152,028

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	50,394	59,120	85,673	88,972	36,840	40,332
Transfers between variable and fixed accounts, net	82,579	(102,057)	860,731	47,293	103,665	158,084
Contract charges and deductions	(26,158)	(30,130)	(42,684)	(29,359)	(17,410)	(12,847)
Surrenders	(261,467)	(346,747)	(236,953)	(133,908)	(96,353)	(61,200)
Adjustments to net assets allocated to contracts in payout (annuitization) period	2	1	(8)	2	(4)	1
Other	(15)	62	(135)	(29)	(21)	(27)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(154,665)	(419,751)	666,624	(27,029)	26,717	124,343

NET INCREASE (DECREASE) IN NET ASSETS	(162,707)	(430,288)	818,040	179,424	78,539	276,371

NET ASSETS
Beginning of Year	584,026	1,014,314	1,929,492	1,750,068	892,571	616,200

End of Year	$421,319	$584,026	$2,747,532	$1,929,492	$971,110	$892,571

	High Yield Bond		Inflation Managed		Managed Bond

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$60,038	$52,919	$20,011	$89,864	$105,663	$188,058
Realized gain (loss)	(3,889)	(26,027)	4,688	72,208	5,316	228,885
Change in unrealized appreciation on investments	60,880	212,472	256,862	462,073	219,425	218,344

Net Increase in Net Assets Resulting from Operations	117,029	239,364	281,561	624,145	330,404	635,287

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	36,368	35,978	139,341	172,847	165,978	166,265
Transfers between variable and fixed accounts, net	9,958	222,237	277,602	(182,084)	1,235,532	(45,686)
Contract charges and deductions	(17,819)	(12,609)	(73,173)	(60,951)	(84,565)	(61,821)
Surrenders	(101,373)	(66,474)	(389,278)	(282,187)	(471,536)	(298,620)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	2	(1)	9	(7)	6
Other	(33)	(12)	(71)	(38)	(201)	(42)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(72,900)	179,122	(45,580)	(352,404)	845,201	(239,898)

NET INCREASE IN NET ASSETS	44,129	418,486	235,981	271,741	1,175,605	395,389

NET ASSETS
Beginning of Year	953,674	535,188	3,872,342	3,600,601	3,983,944	3,588,555

End of Year	$997,803	$953,674	$4,108,323	$3,872,342	$5,159,549	$3,983,944

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Short Duration Bond		American Funds Growth		American Funds Growth-Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$87	$18,035	($12,150)	($12,061)	($18,673)	($3,323)
Realized gain (loss)	(4,183)	(36,255)	(47,508)	(242,654)	(91,903)	58,935
Change in unrealized appreciation on investments	28,776	103,383	183,931	507,469	223,190	247,488

Net Increase in Net Assets Resulting from Operations	24,680	85,163	124,273	252,754	112,614	303,100

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	52,035	65,652	29,310	48,923	41,535	59,106
Transfers between variable and fixed accounts, net	228,986	(159,269)	(22,388)	(488,892)	(139,679)	34,844
Contract charges and deductions	(26,025)	(24,451)	(11,354)	(12,275)	(17,669)	(16,588)
Surrenders	(147,161)	(109,190)	(65,882)	(54,752)	(100,123)	(70,269)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(6)	2	—	—	—	—
Other	(24)	48	3	51	8	(44)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	107,805	(227,208)	(70,311)	(506,945)	(215,928)	7,049

NET INCREASE (DECREASE) IN NET ASSETS	132,485	(142,045)	53,962	(254,191)	(103,314)	310,149

NET ASSETS
Beginning of Year	1,310,907	1,452,952	816,556	1,070,747	1,356,955	1,046,806

End of Year	$1,443,392	$1,310,907	$870,518	$816,556	$1,253,641	$1,356,955

	Comstock		Dividend Growth		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($5,266)	($883)	($2,838)	($531)	$2,456	$11,973
Realized loss	(93,951)	(88,395)	(11,934)	(194,665)	(11,749)	(84,682)
Change in unrealized appreciation on investments	348,321	514,459	72,918	294,828	305,792	693,823

Net Increase in Net Assets Resulting from Operations	249,104	425,181	58,146	99,632	296,499	621,114

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	58,998	74,932	21,800	20,012	66,528	94,005
Transfers between variable and fixed accounts, net	(44,398)	197,674	545,282	(273,316)	(1,232,296)	1,269,999
Contract charges and deductions	(27,868)	(22,861)	(11,218)	(6,357)	(32,531)	(33,035)
Surrenders	(154,065)	(96,597)	(59,948)	(27,999)	(179,190)	(136,236)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	1	—	—	—	1
Other	(23)	(57)	(71)	20	106	(205)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(167,356)	153,092	495,845	(287,640)	(1,377,383)	1,194,529

NET INCREASE (DECREASE) IN NET ASSETS	81,748	578,273	553,991	(188,008)	(1,080,884)	1,815,643

NET ASSETS
Beginning of Year	1,941,593	1,363,320	415,633	603,641	2,960,908	1,145,265

End of Year	$2,023,341	$1,941,593	$969,624	$415,633	$1,880,024	$2,960,908

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Focused 30		Growth LT		Large-Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($1,539)	($2,630)	($5,068)	($4,825)	($17,830)	($12,496)
Realized gain (loss)	13,663	(167,457)	(18,290)	(69,198)	(42,374)	(48,672)
Change in unrealized appreciation (depreciation) on investments	(5,941)	236,297	133,991	404,604	206,842	378,987

Net Increase in Net Assets Resulting from Operations	6,183	66,210	110,633	330,581	146,638	317,819

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	4,426	9,542	35,351	44,167	36,011	38,449
Transfers between variable and fixed accounts, net	(26,129)	(225,788)	(9,824)	23,802	9,128	438,395
Contract charges and deductions	(1,398)	(2,352)	(20,534)	(17,326)	(18,019)	(12,568)
Surrenders	(15,903)	(15,481)	(100,607)	(69,167)	(99,412)	(55,577)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	(1)	—
Other	5	18	66	(27)	(2)	(54)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(38,999)	(234,061)	(95,547)	(18,550)	(72,295)	408,645

NET INCREASE (DECREASE) IN NET ASSETS	(32,816)	(167,851)	15,086	312,031	74,343	726,464

NET ASSETS
Beginning of Year	123,805	291,656	1,257,878	945,847	1,200,922	474,458

End of Year	$90,989	$123,805	$1,272,964	$1,257,878	$1,275,265	$1,200,922

	Large-Cap Value		Long/Short Large-Cap		Main Street Core

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($551)	$16,763	($9,591)	($6,807)	($6,804)	($1,387)
Realized loss	(121,387)	(86,583)	(22,861)	(25,023)	(30,202)	(234,583)
Change in unrealized appreciation on investments	326,853	629,456	174,572	322,778	179,025	480,519

Net Increase in Net Assets Resulting from Operations	204,915	559,636	142,120	290,948	142,019	244,549

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	86,127	108,645	44,285	49,797	29,822	49,885
Transfers between variable and fixed accounts, net	(199,879)	647,969	46,623	438,959	(10,481)	(322,115)
Contract charges and deductions	(42,314)	(35,397)	(20,247)	(14,997)	(16,678)	(16,586)
Surrenders	(232,657)	(155,626)	(111,339)	(62,028)	(85,528)	(69,303)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	1	(1)	—	1	1
Other	55	(90)	(29)	(90)	32	42

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(388,669)	565,502	(40,708)	411,641	(82,832)	(358,076)

NET INCREASE (DECREASE) IN NET ASSETS	(183,754)	1,125,138	101,412	702,589	59,187	(113,527)

NET ASSETS
Beginning of Year	2,974,680	1,849,542	1,383,430	680,841	1,080,991	1,194,518

End of Year	$2,790,926	$2,974,680	$1,484,842	$1,383,430	$1,140,178	$1,080,991

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Mid-Cap Equity		Mid-Cap Growth		Mid-Cap Value(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($9,303)	($10,636)	($14,055)	($9,434)	($4,813)	($3,346)
Realized gain (loss)	(14,628)	(1,249,405)	(21,023)	(42,581)	15,741	76,708
Change in unrealized appreciation on investments	357,187	1,773,431	326,382	420,567	174,825	166,954

Net Increase in Net Assets Resulting from Operations	333,256	513,390	291,304	368,552	185,753	240,316

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	46,719	86,508	32,493	35,492	33,624	26,489
Transfers between variable and fixed accounts, net	(127,573)	(1,217,706)	(107,358)	191,587	(46,556)	782,816
Contract charges and deductions	(24,819)	(26,193)	(14,934)	(11,401)	(14,324)	(8,299)
Surrenders	(142,622)	(117,878)	(90,012)	(53,417)	(78,729)	(34,189)
Adjustments to net assets allocated to contracts in payout (annuitization) period	(1)	1	—	—	—	—
Other	19	132	15	(65)	(19)	(125)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(248,277)	(1,275,136)	(179,796)	162,196	(106,004)	766,692

NET INCREASE (DECREASE) IN NET ASSETS	84,979	(761,746)	111,508	530,748	79,749	1,007,008

NET ASSETS
Beginning of Year or Period	1,678,432	2,440,178	1,054,843	524,095	1,007,008	—

End of Year or Period	$1,763,411	$1,678,432	$1,166,351	$1,054,843	$1,086,757	$1,007,008

	Small-Cap Equity		Small-Cap Growth		Small-Cap Index

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($6,252)	($4,622)	($7,945)	($7,343)	($1,426)	($660)
Realized gain (loss)	(5,455)	(34,190)	(7,690)	(127,659)	616	(470)
Change in unrealized appreciation on investments	142,567	183,371	132,449	313,553	46,034	44,838

Net Increase in Net Assets Resulting from Operations	130,860	144,559	116,814	178,551	45,224	43,708

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	24,094	26,197	16,695	22,830	5,968	4,994
Transfers between variable and fixed accounts, net	263,623	(42,927)	(40,356)	(126,685)	(8,833)	(7,278)
Contract charges and deductions	(10,627)	(7,706)	(7,532)	(6,842)	(3,695)	(2,816)
Surrenders	(60,519)	(31,445)	(41,858)	(28,534)	(22,084)	(18,126)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	1	—
Other	(49)	(22)	(9)	2	36	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	216,522	(55,903)	(73,060)	(139,229)	(28,607)	(23,225)

NET INCREASE IN NET ASSETS	347,382	88,656	43,754	39,322	16,617	20,483

NET ASSETS
Beginning of Year	657,635	568,979	532,109	492,787	211,428	190,945

End of Year	$1,005,017	$657,635	$575,863	$532,109	$228,045	$211,428

(1)	Operations commenced on May 1, 2009.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Small-Cap Value		Health Sciences		Real Estate

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,019	$5,368	($1,068)	($835)	($975)	$2,371
Realized gain (loss)	2,213	(34,865)	849	(2,163)	(19,211)	(32,652)
Change in unrealized appreciation on investments	110,508	147,336	13,285	15,519	146,856	155,608

Net Increase in Net Assets Resulting from Operations	114,740	117,839	13,066	12,521	126,670	125,327

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	16,891	21,209	3,753	2,536	14,077	16,996
Transfers between variable and fixed accounts, net	(150,729)	117,448	8,512	(3,696)	(91,949)	17,159
Contract charges and deductions	(7,041)	(6,329)	(1,648)	(1,062)	(6,742)	(4,984)
Surrenders	(42,419)	(30,132)	(8,848)	(6,282)	(41,526)	(25,902)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	3	(5)
Other	14	(19)	(7)	(1)	4	(18)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(183,284)	102,177	1,762	(8,505)	(126,133)	3,246

NET INCREASE (DECREASE) IN NET ASSETS	(68,544)	220,016	14,828	4,016	537	128,573

NET ASSETS
Beginning of Year	575,609	355,593	63,408	59,392	499,801	371,228

End of Year	$507,065	$575,609	$78,236	$63,408	$500,338	$499,801

	Technology		Emerging Markets		International Large-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($930)	($714)	($5,919)	($7,146)	($9,375)	$1,688
Realized gain (loss)	1,066	(678)	(23,804)	86,727	(84,446)	(167,347)
Change in unrealized appreciation on investments	10,103	19,783	339,579	613,149	263,085	728,789

Net Increase in Net Assets Resulting from Operations	10,239	18,391	309,856	692,730	169,264	563,130

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	3,950	3,096	44,603	52,401	63,304	87,531
Transfers between variable and fixed accounts, net	1,880	14,252	(160,749)	(56,070)	(155,547)	(42,744)
Contract charges and deductions	(878)	(403)	(18,999)	(15,767)	(30,780)	(27,244)
Surrenders	(9,045)	(5,235)	(116,455)	(73,631)	(174,390)	(121,092)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	1	1	—	1
Other	2	—	249	288	22	9

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(4,091)	11,710	(251,350)	(92,778)	(297,391)	(103,539)

NET INCREASE (DECREASE) IN NET ASSETS	6,148	30,101	58,506	599,952	(128,127)	459,591

NET ASSETS
Beginning of Year	61,955	31,854	1,464,834	864,882	2,289,235	1,829,644

End of Year	$68,103	$61,955	$1,523,340	$1,464,834	$2,161,108	$2,289,235

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
					American Funds
	International Small-Cap		International Value		Asset Allocation(1)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$8,732	($403)	$14,634	$9,453	($2,519)	$1,263
Realized loss	(49,807)	(51,851)	(172,587)	(812,250)	(1,127)	(796)
Change in unrealized appreciation on investments	216,726	245,083	159,080	1,170,812	22,424	15,988

Net Increase in Net Assets Resulting from Operations	175,651	192,829	1,127	368,015	18,778	16,455

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	26,046	33,911	46,141	86,153	41,409	43,709
Transfers between variable and fixed accounts, net	(31,451)	93,204	(295,107)	(459,371)	38,244	75,494
Contract charges and deductions	(11,394)	(9,416)	(22,650)	(24,827)	(2,684)	(489)
Surrenders	(62,985)	(38,497)	(123,061)	(108,553)	(10,843)	(2,734)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	1	—	—
Other	(15)	(24)	35	68	(11)	(27)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(79,799)	79,178	(394,642)	(506,529)	66,115	115,953

NET INCREASE (DECREASE) IN NET ASSETS	95,852	272,007	(393,515)	(138,514)	84,893	132,408

NET ASSETS
Beginning of Year or Period	822,912	550,905	1,782,323	1,920,837	132,408	—

End of Year or Period	$918,764	$822,912	$1,388,808	$1,782,323	$217,301	$132,408

	Pacific Dynamix -		Pacific Dynamix -		Pacific Dynamix -
	Conservative Growth(2)		Moderate Growth(2)		Growth(2)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,223	$179	$812	$230	$127	$38
Realized gain	2,043	278	1,600	335	1,690	707
Change in unrealized appreciation on investments	2,153	1,034	8,309	3,525	6,374	3,515

Net Increase in Net Assets Resulting from Operations	5,419	1,491	10,721	4,090	8,191	4,260

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	21,578	10,857	44,679	21,254	21,912	16,748
Transfers between variable and fixed accounts, net	66,767	18,425	34,649	32,808	24,225	20,753
Contract charges and deductions	(2,429)	(32)	(878)	(104)	(598)	(44)
Surrenders	(2,810)	(799)	(3,426)	(1,149)	(2,414)	(580)
Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—
Other	(10)	(2)	(2)	(8)	(3)	(7)

Net Increase in Net Assets Derived from Contract Owner Transactions	83,096	28,449	75,022	52,801	43,122	36,870

NET INCREASE IN NET ASSETS	88,515	29,940	85,743	56,891	51,313	41,130

NET ASSETS
Beginning of Year or Period	29,940	—	56,891	—	41,130	—

End of Year or Period	$118,455	$29,940	$142,634	$56,891	$92,443	$41,130

(1)	Operations commenced on February 2, 2009.

(2)	Operations commenced on May 4, 2009.

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Period Ended	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	Invesco V.I. Global		Invesco Van Kampen V.I. Global		AllianceBernstein VPS Balanced
	Multi-Asset Series II(1)		Tactical Asset Allocation Series II(2)		Wealth Strategy Class B
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($462)	$149	($919)	$967	$1,179	($523)

Realized gain (loss)	(427)	26	(1,156)	2,835	(839)	(3,438)

Change in unrealized appreciation on investments	4,501	2,609	5,964	3,994	9,855	23,586

Net Increase in Net Assets Resulting from Operations	3,612	2,784	3,889	7,796	10,195	19,625

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	7,022	7,792	7,652	7,873	8,178	15,210

Transfers between variable and fixed accounts, net	7,362	23,642	(19,290)	71,448	16,248	26,605

Contract charges and deductions	(484)	(35)	(676)	(206)	(2,360)	(1,061)

Surrenders	(2,749)	(415)	(5,394)	(2,028)	(5,172)	(2,927)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—

Other	(6)	(4)	(4)	(7)	—	(8)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	11,145	30,980	(17,712)	77,080	16,894	37,819

NET INCREASE (DECREASE) IN NET ASSETS	14,757	33,764	(13,823)	84,876	27,089	57,444

NET ASSETS
Beginning of Year or Periods	33,764	—	84,876	—	110,612	53,168

End of Year or Periods	$48,521	$33,764	$71,053	$84,876	$137,701	$110,612

	BlackRock Capital Appreciation		BlackRock Global Allocation		Franklin Templeton VIP Founding
	V.I. Class III(3)		V.I. Class III		Funds Allocation Class 2(3)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($—)		($6,122)	$7,526	$8

Realized loss	(1)		(7,138)	(17,877)	(—)

Change in unrealized appreciation on investments	52		129,876	246,687	31

Net Increase in Net Assets Resulting from Operations	51		116,616	236,336	39

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	278		114,209	190,836	231

Transfers between variable and fixed accounts, net	139		(24,939)	373,785	230

Contract charges and deductions	(1)		(18,677)	(12,345)	(1)

Surrenders	(2)		(86,372)	(47,298)	(6)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—	—	—

Other	1		(8)	5	(—)

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	415		(15,787)	504,983	454

NET INCREASE IN NET ASSETS	466		100,829	741,319	493

NET ASSETS
Beginning of Year or Periods	—		1,530,694	789,375	—

End of Year or Periods	$466		$1,631,523	$1,530,694	$493

(1)	Operations commenced on February 2, 2009.

(2)	Operations commenced on February 6, 2009.

(3)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year/Period Ended	Periods Ended	Periods Ended
	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2010
	Franklin Templeton VIP Founding		Mutual Global Discovery	Templeton Global Bond
	Funds Allocation Class 4		Securities Class 2(1)	Securities Class 2(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,573	$2,443	$2	($—)

Realized gain (loss)	(4,080)	(9,379)	(1)	—

Change in unrealized appreciation on investments	21,920	53,883	29	1

Net Increase in Net Assets Resulting from Operations	19,413	46,947	30	1

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,721	34,348	380	9

Transfers between variable and fixed accounts, net	15,220	36,489	248	28

Contract charges and deductions	(3,722)	(1,428)	(1)	(—)

Surrenders	(12,820)	(6,478)	(2)	(—)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—

Other	2	(5)	(—)	(1)

Net Increase in Net Assets Derived from Contract Owner Transactions	19,401	62,926	625	36

NET INCREASE IN NET ASSETS	38,814	109,873	655	37

NET ASSETS
Beginning of Year or Periods	218,966	109,093	—	—

End of Year or Periods	$257,780	$218,966	$655	$37

	GE Investments Total		Lord Abbett International	Lord Abbett Total
	Return Class 3(2)		Core Equity Class VC(1)	Return Class VC(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$288	$461	$—	$15

Realized gain (loss)	(316)	4,219	1	17

Change in unrealized appreciation (depreciation) on investments	10,941	298	26	(30)

Net Increase in Net Assets Resulting from Operations	10,913	4,978	27	2

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	38,656	20,060	189	734

Transfers between variable and fixed accounts, net	47,880	35,927	150	427

Contract charges and deductions	(1,271)	(70)	(—)	(1)

Surrenders	(4,878)	(658)	(1)	(4)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—

Other	(14)	(5)	(—)	(1)

Net Increase in Net Assets Derived from Contract Owner Transactions	80,373	55,254	338	1,155

NET INCREASE IN NET ASSETS	91,286	60,232	365	1,157

NET ASSETS
Beginning of Year or Periods	60,232	—	—	—

End of Year or Periods	$151,518	$60,232	$365	$1,157

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	Operations commenced on February 2, 2009.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	MFS Investors Growth Stock		MFS Value		PIMCO Global
	Series - Service Class(1), (2)		Series - Service Class(1)		Multi-Asset - Advisor Class(1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($—)		($1)		$1,180

Realized gain (loss)	—		(—)		63

Change in unrealized appreciation (depreciation) on investments	—		48		3,337

Net Increase (Decrease) in Net Assets Resulting from Operations	—		47		4,580

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—		372		9,142

Transfers between variable and fixed accounts, net	1		211		74,005

Contract charges and deductions	—		(1)		(243)

Surrenders	—		(2)		(2,020)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—		—		—

Other	—		(—)		(9)

Net Increase in Net Assets Derived from Contract Owner Transactions	1		580		80,875

NET INCREASE IN NET ASSETS	1		627		85,455

NET ASSETS
Beginning of Periods	—		—		—

End of Periods	$1		$627		$85,455

	Jennison		Value		SP International Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($6)	($5)	($5)	$—	($2)	($1)

Realized gain (loss)	40	14	4	(15)	(4)	(16)

Change in unrealized appreciation (depreciation) on investments	(9)	113	35	138	49	119

Net Increase in Net Assets Resulting from Operations	25	122	34	123	43	102

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1	—	—	—

Transfers between variable and fixed accounts, net	(34)	1	(12)	(39)	—	6

Contract charges and deductions	(—)	(—)	(8)	(—)	(—)	(—)

Surrenders	(61)	(42)	(43)	(45)	(7)	(35)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—

Other	—	—	(2)	1	(—)	—

Net Decrease in Net Assets Derived from Contract Owner Transactions	(95)	(41)	(64)	(83)	(7)	(29)

NET INCREASE (DECREASE) IN NET ASSETS	(70)	81	(30)	40	36	73

NET ASSETS
Beginning of Year	401	320	374	334	363	290

End of Year	$331	$401	$344	$374	$399	$363

(1)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(2)	Net investment loss in full dollars was $1. Change in unrealized appreciation on investments in full dollars was $39. Net increase in net assets resulting from operations in full dollars was $38. Net transfers between variable and fixed accounts and net increase in net assets derived from Contract owner transactions in full dollars were both $1,172. Net increase in net assets and net assets at the end of the period in full dollars were both $1,210.
See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2010	2009	2010	2009	2010	2009
	SP Prudential		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Emerging Growth		Core Bond		Equity Index
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($3)	($3)	$29	$74	$2	$2

Realized gain (loss)	(4)	(3)	16	(2)	(1)	(26)

Change in unrealized appreciation on investments	49	82	46	11	28	74

Net Increase in Net Assets Resulting from Operations	42	76	91	83	29	50

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	132	—	—	—

Transfers between variable and fixed accounts, net	—	—	13	142	(24)	25

Contract charges and deductions	(—)	(—)	(31)	(30)	(28)	(1)

Surrenders	(28)	(10)	(260)	(57)	(31)	(10)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—

Other	(1)	1	2	3	—	1

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(29)	(9)	(144)	58	(83)	15

NET INCREASE (DECREASE) IN NET ASSETS	13	67	(53)	141	(54)	65

NET ASSETS
Beginning of Year	264	197	1,111	970	301	236

End of Year	$277	$264	$1,058	$1,111	$247	$301

	JPMorgan Insurance Trust		JPMorgan Insurance Trust		JPMorgan Insurance Trust
	U.S. Equity		Mid Cap Value		Intrepid Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	($156)	$975	($—)	$1	($1)	($1)

Realized loss	(3,905)	(14,051)	(35)	(33)	(—)	(4)

Change in unrealized appreciation on investments	8,997	25,548	64	63	15	33

Net Increase in Net Assets Resulting from Operations	4,936	12,472	29	31	14	28

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	206	236	—	—	19	—

Transfers between variable and fixed accounts, net	(11,470)	(16,520)	—	(2)	6	8

Contract charges and deductions	(808)	(992)	(1)	(2)	(1)	(2)

Surrenders	(3,223)	(2,374)	(32)	(11)	(33)	(20)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—	—	—	—	—

Other	1	1	3	4	2	3

Net Decrease in Net Assets Derived from Contract Owner Transactions	(15,294)	(19,649)	(30)	(11)	(7)	(11)

NET INCREASE (DECREASE) IN NET ASSETS	(10,358)	(7,177)	(1)	20	7	17

NET ASSETS
Beginning of Year	50,309	57,486	165	145	128	111

End of Year	$39,951	$50,309	$164	$165	$135	$128

See Notes to Financial Statements

SEPARATE ACCOUNT A
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
(in thousands)

	Variable Account
	Year Ended	Year Ended
	December 31,	December 31,
	2010	2009
	JPMorgan Insurance Trust
	Mid Cap Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	($2)	($1)

Realized loss	(4)	(9)

Change in unrealized appreciation on investments	32	44

Net Increase in Net Assets Resulting from Operations	26	34

INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19	—

Transfers between variable and fixed accounts, net	—	(7)

Contract charges and deductions	(—)	(—)

Surrenders	(14)	(11)

Adjustments to net assets allocated to contracts in payout (annuitization) period	—	—

Other	1	—

Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	6	(18)

NET INCREASE IN NET ASSETS	32	16

NET ASSETS
Beginning of Year	104	88

End of Year	$136	$104

See Notes to Financial Statements

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS
     A summary of total units outstanding, total net assets, accumulation unit values (“AUV”), expense ratios, investment income ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
	Total Units	Total					Investment
Variable Accounts	Outstanding	Net Assets	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Cash Management
2010	36,209	$421,319	$9.63	$13.06	0.40%	2.00%	0.01%	(2.03%)	(0.45%)
2009	49,269	584,026	9.83	13.25	0.40%	2.00%	0.23%	(1.81%)	(0.23%)
2008	84,229	1,014,314	10.00	13.41	0.40%	2.00%	2.26%	0.33%	1.95%
2007	51,227	626,894	10.32	13.29	0.40%	2.00%	4.84%	2.90%	4.57%
2006	54,709	653,993	10.12	12.84	0.40%	2.00%	4.60%	2.62%	4.27%

Diversified Bond
2010	244,751	$2,747,532	$10.58	$11.89	0.40%	2.00%	3.17%	5.91%	7.61%
2009	182,769	1,929,492	10.25	11.05	0.40%	2.00%	3.58%	11.88%	13.68%
2008	186,111	1,750,068	9.10	9.72	0.40%	2.00%	3.91%	(9.63%)	(8.17%)
2007	183,313	1,901,502	10.01	10.59	0.40%	2.00%	5.01%	(0.70%)	0.91%
05/01/2006 - 12/31/2006	69,865	727,343	10.28	10.49	0.40%	2.00%	4.64%	4.22%	4.22%

Floating Rate Loan
2010	110,822	$971,110	$8.60	$10.50	0.40%	2.00%	4.76%	5.15%	6.85%
2009	107,641	892,571	8.18	9.13	0.40%	2.00%	4.77%	21.85%	23.81%
2008	91,039	616,200	6.71	7.42	0.40%	2.00%	7.16%	(30.68%)	(29.56%)
05/02/2007 - 12/31/2007	74,807	726,576	9.68	9.79	0.40%	2.00%	6.52%	(3.03%)	(2.87%)

High Yield Bond
2010	62,501	$997,803	$11.12	$18.53	0.40%	2.00%	7.74%	12.26%	14.07%
2009	66,629	953,674	10.46	16.41	0.40%	2.00%	8.52%	37.11%	39.31%
2008	50,328	535,188	7.62	11.89	0.40%	2.00%	8.49%	(23.74%)	(22.51%)
2007	45,260	642,041	10.00	15.50	0.40%	2.00%	7.59%	0.40%	2.03%
2006	47,706	682,250	10.57	15.35	0.40%	2.00%	7.33%	7.26%	8.99%

Inflation Managed
2010	239,677	$4,108,323	$10.59	$20.99	0.40%	2.00%	2.01%	6.62%	8.34%
2009	238,792	3,872,342	10.15	19.57	0.40%	2.00%	3.99%	18.41%	20.32%
2008	258,506	3,600,601	8.51	16.43	0.40%	2.00%	2.78%	(11.14%)	(9.70%)
2007	267,549	4,298,954	10.76	18.37	0.40%	2.00%	4.30%	7.95%	9.70%
2006	198,553	3,017,318	9.96	16.92	0.40%	2.00%	4.04%	(1.47%)	0.12%

Managed Bond
2010	283,102	$5,159,549	$10.64	$22.37	0.40%	2.00%	3.69%	6.80%	8.53%
2009	231,242	3,983,944	11.16	20.82	0.40%	2.00%	6.62%	18.61%	20.53%
2008	242,658	3,588,555	9.41	17.45	0.40%	2.00%	4.42%	(3.65%)	(2.10%)
2007	245,486	3,860,497	10.76	18.00	0.40%	2.00%	4.50%	6.37%	8.10%
2006	195,054	2,937,942	10.27	16.82	0.40%	2.00%	4.01%	2.74%	4.39%

Short Duration Bond
2010	135,177	$1,443,392	$10.15	$11.69	0.40%	2.00%	1.53%	1.36%	2.99%
2009	124,976	1,310,907	10.02	11.35	0.40%	2.00%	2.90%	6.51%	8.22%
2008	148,056	1,452,952	9.34	10.49	0.40%	2.00%	3.83%	(6.97%)	(5.47%)
2007	137,060	1,440,945	10.29	11.10	0.40%	2.00%	4.47%	2.39%	4.05%
2006	174,531	1,785,296	10.06	10.66	0.40%	2.00%	4.13%	2.21%	3.85%

American Funds Growth
2010 (5)	73,533	$870,518	$9.05	$13.18	0.40%	2.00%	0.00%	15.92%	17.79%
2009	79,831	816,556	7.81	11.19	0.40%	2.00%	0.10%	36.12%	38.31%
2008	141,837	1,070,747	5.73	8.09	0.40%	2.00%	0.62%	(45.30%)	(44.41%)
2007	101,316	1,412,128	10.82	14.55	0.40%	2.00%	0.43%	9.70%	11.48%
2006	117,464	1,503,623	10.81	13.05	0.40%	2.00%	0.53%	7.64%	9.37%

American Funds Growth-Income
2010 (5)	119,157	$1,253,641	$8.74	$11.59	0.40%	2.00%	0.00%	8.83%	10.58%
2009	140,391	1,356,955	7.98	10.48	0.40%	2.00%	1.24%	28.15%	30.22%
2008	138,531	1,046,806	6.19	8.05	0.40%	2.00%	1.32%	(39.31%)	(38.33%)
2007	150,512	1,887,291	10.13	13.06	0.40%	2.00%	1.37%	2.57%	4.24%
2006	117,185	1,439,657	11.09	12.52	0.40%	2.00%	1.49%	12.51%	14.32%

Comstock
2010	201,104	$2,023,341	$8.45	$11.76	0.40%	2.00%	1.25%	13.14%	14.96%
2009	218,605	1,941,593	7.42	10.23	0.40%	2.00%	1.47%	26.13%	28.16%
2008	193,586	1,363,320	5.85	7.98	0.40%	2.00%	2.05%	(38.05%)	(37.04%)
2007	211,667	2,415,367	9.38	12.68	0.40%	2.00%	1.62%	(4.94%)	(3.40%)
2006	121,309	1,458,457	11.07	13.13	0.40%	2.00%	1.77%	14.04%	15.87%

Dividend Growth
2010	92,697	$969,624	$8.42	$11.22	0.40%	2.00%	1.13%	8.58%	10.33%
2009	42,956	415,633	7.71	10.17	0.40%	2.00%	1.41%	29.78%	31.87%
2008	80,959	603,641	5.90	7.71	0.40%	2.00%	1.02%	(40.28%)	(39.31%)
2007	106,191	1,335,806	9.81	12.77	0.40%	2.00%	0.72%	(0.82%)	0.79%
2006	114,405	1,459,009	10.79	12.82	0.40%	2.00%	0.75%	9.76%	11.53%

See Notes to Financial Statements	See explanation of references on page H-25

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units	Total					Investment
Variable Accounts	Outstanding	Net Assets	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Equity Index
2010	135,511	$1,880,024	$8.89	$20.57	0.40%	2.00%	1.64%	12.54%	14.35%
2009	240,021	2,960,908	7.85	18.17	0.40%	2.00%	2.08%	23.86%	25.86%
2008	110,236	1,145,265	6.30	14.58	0.40%	2.00%	2.33%	(38.59%)	(37.60%)
2007	62,460	1,135,208	10.19	23.61	0.40%	2.00%	1.71%	3.13%	4.81%
2006	77,542	1,400,200	11.16	22.75	0.40%	2.00%	1.76%	13.24%	15.06%

Focused 30
2010	7,203	$90,989	$7.88	$19.33	0.40%	2.00%	0.00%	8.16%	9.91%
2009	10,266	123,805	7.28	17.59	0.40%	2.00%	0.00%	47.45%	49.83%
2008	35,531	291,656	4.94	11.74	0.40%	2.00%	0.06%	(51.13%)	(50.34%)
2007	15,077	253,725	12.31	23.64	0.40%	2.00%	0.41%	29.22%	31.31%
2006	13,320	170,147	11.17	18.00	0.40%	2.00%	0.07%	21.27%	23.22%

Growth LT
2010	85,904	$1,272,964	$8.97	$23.71	0.40%	2.00%	1.10%	9.04%	10.80%
2009	91,175	1,257,878	8.22	21.61	0.40%	2.00%	1.07%	34.57%	36.74%
2008	89,969	945,847	6.10	15.96	0.40%	2.00%	0.55%	(42.13%)	(41.19%)
2007	72,629	1,397,014	11.07	27.42	0.40%	2.00%	0.44%	13.33%	15.16%
2006	73,790	1,316,778	10.10	24.05	0.40%	2.00%	0.64%	7.55%	9.28%

Large-Cap Growth
2010	176,154	$1,275,265	$6.37	$11.36	0.40%	2.00%	0.00%	12.26%	14.07%
2009	188,272	1,200,922	5.66	8.82	0.40%	2.00%	0.07%	37.72%	39.94%
2008	103,892	474,458	4.10	6.39	0.40%	2.00%	0.00%	(51.46%)	(50.67%)
2007	98,533	914,344	8.43	13.13	0.40%	2.00%	0.00%	19.21%	21.14%
2006	190,175	1,451,113	7.05	10.98	0.40%	2.00%	0.23%	(5.72%)	(4.20%)

Large-Cap Value
2010	246,305	$2,790,926	$8.44	$13.16	0.40%	2.00%	1.50%	6.92%	8.65%
2009	279,552	2,974,680	7.84	12.24	0.40%	2.00%	2.23%	20.69%	22.64%
2008	207,482	1,849,542	6.45	10.08	0.40%	2.00%	1.81%	(36.09%)	(35.06%)
2007	191,383	2,720,282	10.03	15.68	0.40%	2.00%	1.28%	1.48%	3.12%
2006	158,730	2,260,337	11.01	15.36	0.40%	2.00%	1.35%	15.26%	17.11%

Long/Short Large-Cap
2010	163,658	$1,484,842	$8.87	$10.97	0.40%	2.00%	0.83%	10.00%	11.78%
2009	168,564	1,383,430	8.06	8.36	0.40%	2.00%	0.88%	25.03%	27.05%
05/02/2008 - 12/31/2008	104,216	680,841	6.44	6.58	0.40%	2.00%	0.95%	(35.90%)	(35.21%)

Main Street Core
2010	89,261	$1,140,178	$8.91	$17.17	0.40%	2.00%	0.85%	13.84%	15.68%
2009	97,764	1,080,991	7.77	14.99	0.40%	2.00%	1.40%	26.79%	28.84%
2008	136,027	1,194,518	6.09	11.75	0.40%	2.00%	1.39%	(40.08%)	(39.11%)
2007	141,484	2,137,237	10.10	19.50	0.40%	2.00%	1.27%	2.32%	3.98%
2006	116,743	1,784,157	10.96	18.94	0.40%	2.00%	1.28%	12.90%	14.72%

Mid-Cap Equity
2010	100,438	$1,763,411	$9.37	$22.41	0.40%	2.00%	0.96%	21.05%	23.00%
2009	114,079	1,678,432	7.69	18.40	0.40%	2.00%	0.94%	36.89%	39.10%
2008	223,293	2,440,178	5.58	13.36	0.40%	2.00%	1.62%	(40.21%)	(39.24%)
2007	204,995	3,935,195	9.28	22.21	0.40%	2.00%	0.79%	(4.10%)	(2.54%)
2006	168,985	3,542,390	11.30	23.02	0.40%	2.00%	0.76%	12.70%	14.51%

Mid-Cap Growth
2010	102,177	$1,166,351	$9.91	$14.17	0.40%	2.00%	0.18%	30.68%	32.78%
2009	121,699	1,054,843	7.56	10.81	0.40%	2.00%	0.37%	56.18%	58.69%
2008	95,372	524,095	4.83	6.91	0.40%	2.00%	0.11%	(49.39%)	(48.57%)
2007	121,631	1,307,108	9.52	13.61	0.40%	2.00%	0.46%	20.47%	22.42%
2006	109,244	960,904	7.88	11.27	0.40%	2.00%	0.31%	6.78%	8.50%

Mid-Cap Value
2010	69,489	$1,086,757	$11.64	$15.94	0.40%	2.00%	1.04%	18.80%	20.72%
05/01/2009 - 12/31/2009	76,857	1,007,008	13.06	13.20	0.40%	2.00%	0.96%	30.61%	32.01%

Small-Cap Equity
2010	68,546	$1,005,017	$10.98	$16.40	0.40%	2.00%	0.76%	17.73%	19.63%
2009	52,736	657,635	9.32	13.71	0.40%	2.00%	0.73%	27.64%	29.70%
2008	58,025	568,979	7.30	10.57	0.40%	2.00%	0.60%	(27.58%)	(26.41%)
2007	29,618	405,731	10.25	14.36	0.40%	2.00%	0.28%	3.93%	5.61%
2006	6,512	86,835	11.13	13.60	0.40%	2.00%	0.75%	16.34%	18.21%

Small-Cap Growth
2010	46,036	$575,863	$10.53	$13.74	0.40%	2.00%	0.00%	23.52%	25.51%
2009	52,672	532,109	8.47	11.08	0.40%	2.00%	0.00%	44.52%	46.85%
2008	70,481	492,787	5.82	7.64	0.40%	2.00%	0.00%	(48.16%)	(47.32%)
2007	54,546	738,267	11.16	14.69	0.40%	2.00%	0.00%	12.81%	14.64%
2006	33,742	403,761	10.91	12.98	0.40%	2.00%	0.25%	2.99%	4.65%

See Notes to Financial Statements	See explanation of references on page H-25

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units	Total					Investment
Variable Accounts	Outstanding	Net Assets	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Small-Cap Index
2010	14,121	$228,045	$9.54	$17.07	0.40%	2.00%	0.84%	23.92%	25.92%
2009	16,143	211,428	7.65	13.69	0.40%	2.00%	1.17%	25.65%	27.68%
2008	18,261	190,945	6.05	10.83	0.40%	2.00%	1.06%	(36.32%)	(35.29%)
2007	68,229	1,107,860	9.43	16.91	0.40%	2.00%	1.53%	(3.97%)	(2.41%)
2006	40,398	697,301	11.37	17.50	0.40%	2.00%	1.30%	15.46%	17.32%

Small-Cap Value
2010	25,650	$507,065	$10.64	$24.59	0.40%	2.00%	1.92%	22.86%	24.84%
2009	35,478	575,609	8.65	19.70	0.40%	2.00%	2.70%	24.66%	26.67%
2008	26,451	355,593	6.94	15.55	0.40%	2.00%	2.51%	(29.65%)	(28.51%)
2007	24,163	481,162	9.86	21.76	0.40%	2.00%	1.97%	1.08%	2.72%
2006	23,763	481,479	10.99	21.18	0.40%	2.00%	2.32%	17.39%	19.28%

Health Sciences
2010	5,377	$78,236	$11.48	$16.98	0.40%	2.00%	0.00%	20.90%	22.85%
2009	5,318	63,408	9.49	13.99	0.40%	2.00%	0.12%	24.71%	26.72%
2008	6,193	59,392	7.61	11.18	0.40%	2.00%	1.12%	(29.59%)	(28.45%)
2007	7,692	105,009	10.81	15.82	0.40%	2.00%	0.00%	14.15%	16.00%
2006	8,341	99,247	10.92	13.81	0.40%	2.00%	0.00%	5.97%	7.68%

Real Estate
2010	22,895	$500,338	$7.52	$32.20	0.40%	2.00%	1.32%	27.96%	30.02%
2009	28,624	499,801	5.84	25.01	0.40%	2.00%	2.14%	29.65%	31.75%
2008	26,092	371,228	4.47	19.17	0.40%	2.00%	3.37%	(41.18%)	(40.23%)
2007	30,703	811,165	7.55	32.40	0.40%	2.00%	1.10%	(17.83%)	(16.50%)
2006	27,982	993,041	11.79	39.20	0.40%	2.00%	3.14%	35.34%	37.51%

Technology
2010	9,239	$68,103	$5.77	$11.91	0.40%	2.00%	0.00%	19.10%	21.02%
2009	10,200	61,955	4.83	9.97	0.40%	2.00%	0.00%	49.55%	51.96%
2008	8,023	31,854	3.22	6.65	0.40%	2.00%	0.11%	(52.60%)	(51.83%)
2007	11,998	101,264	6.78	14.00	0.40%	2.00%	0.05%	20.59%	22.54%
2006	11,188	75,633	5.61	11.58	0.40%	2.00%	0.00%	7.18%	8.91%

Emerging Markets
2010	47,306	$1,523,340	$11.76	$58.68	0.40%	2.00%	1.09%	24.51%	26.51%
2009	55,794	1,464,834	9.44	46.39	0.40%	2.00%	0.91%	81.14%	84.06%
2008	57,755	864,882	5.21	25.20	0.40%	2.00%	1.58%	(48.72%)	(47.89%)
2007	58,327	1,800,752	13.07	48.37	0.40%	2.00%	1.13%	30.45%	32.56%
2006	53,065	1,296,585	12.35	36.49	0.40%	2.00%	0.77%	21.94%	23.90%

International Large-Cap
2010	186,193	$2,161,108	$9.09	$17.08	0.40%	2.00%	1.08%	8.19%	9.94%
2009	213,871	2,289,235	8.40	15.53	0.40%	2.00%	1.62%	30.97%	33.08%
2008	224,083	1,829,644	6.41	11.67	0.40%	2.00%	2.21%	(36.64%)	(35.61%)
2007	219,222	2,821,428	10.46	18.13	0.40%	2.00%	1.42%	7.09%	8.82%
2006	304,639	3,648,294	10.36	16.66	0.40%	2.00%	2.89%	24.50%	26.50%

International Small-Cap
2010	108,088	$918,764	$8.20	$12.01	0.40%	2.00%	2.59%	22.39%	24.36%
2009	119,004	822,912	6.69	7.74	0.40%	2.00%	1.47%	27.70%	29.76%
2008	102,125	550,905	5.21	6.05	0.40%	2.00%	2.15%	(48.88%)	(48.05%)
2007	92,643	974,615	10.12	11.80	0.40%	2.00%	1.20%	2.65%	4.31%
05/01/2006 - 12/31/2006	69,301	707,446	10.17	11.47	0.40%	2.00%	0.23%	2.14%	2.14%

International Value
2010	135,322	$1,388,808	$6.67	$12.25	0.40%	2.00%	2.52%	0.56%	2.18%
2009	173,369	1,782,323	6.63	12.11	0.40%	2.00%	2.08%	25.47%	27.49%
2008	231,729	1,920,837	5.29	9.59	0.40%	2.00%	3.07%	(48.82%)	(47.99%)
2007	201,230	3,360,783	10.31	18.63	0.40%	2.00%	2.26%	4.13%	5.82%
2006	138,057	2,275,303	11.34	17.78	0.40%	2.00%	1.76%	23.21%	25.19%

American Funds Asset Allocation
2010	15,364	$217,301	$14.00	$14.43	0.40%	2.00%	0.00%	9.82%	11.59%
02/02/2009 - 12/31/2009	10,338	132,408	12.75	12.93	0.40%	2.00%	3.49%	26.55%	28.17%

Pacific Dynamix — Conservative Growth
2010	9,640	$118,455	$10.76	$12.52	0.40%	2.00%	3.65%	8.10%	9.84%
05/04/2009 - 12/31/2009	2,645	29,940	11.27	11.39	0.40%	2.00%	3.24%	11.40%	11.67%

Pacific Dynamix — Moderate Growth
2010	10,923	$142,634	$10.91	$13.30	0.40%	2.00%	2.32%	9.71%	11.48%
05/04/2009 - 12/31/2009	4,804	56,891	11.80	11.93	0.40%	2.00%	2.66%	15.15%	16.14%

Pacific Dynamix — Growth
2010	6,694	$92,443	$11.09	$14.06	0.40%	2.00%	1.67%	11.57%	13.37%
05/04/2009 - 12/31/2009	3,340	41,130	12.27	12.40	0.40%	2.00%	1.73%	19.36%	19.36%

See Notes to Financial Statements	See explanation of references on page H-25

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units	Total					Investment
Variable Accounts	Outstanding	Net Assets	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

Invesco V.I. Global Multi-Asset Series II
2010	3,316	$48,521	$10.82	$14.95	0.40%	2.00%	0.38%	9.26%	11.02%
02/02/2009 - 12/31/2009	2,533	33,764	13.27	13.47	0.40%	2.00%	2.76%	32.84%	33.47%

Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II
2010	5,240	$71,053	$10.73	$13.86	0.40%	2.00%	0.21%	7.16%	8.88%
02/06/2009 - 12/31/2009	6,740	84,876	12.54	12.73	0.40%	2.00%	4.34%	22.42%	25.00%

AllianceBernstein VPS Balanced Wealth Strategy Class B
2010	14,622	$137,701	$9.27	$10.79	0.40%	2.00%	2.49%	8.11%	9.86%
2009	12,781	110,612	8.57	8.82	0.40%	2.00%	0.89%	21.99%	23.95%
05/01/2008 - 12/31/2008	7,532	53,168	7.02	7.12	0.40%	2.00%	2.60%	(29.31%)	(29.31%)

BlackRock Capital Appreciation V.I. Class III (6)
06/14/2010 - 12/31/2010	38	$466	$12.34	$12.36	0.75%	0.95%	0.57%	20.48%	20.48%

BlackRock Global Allocation V.I. Class III
2010	160,465	$1,631,523	$10.01	$10.77	0.40%	2.00%	1.12%	7.59%	9.32%
2009	162,804	1,530,694	9.30	9.58	0.40%	2.00%	2.17%	18.52%	20.43%
05/01/2008 - 12/31/2008	100,003	789,375	7.84	7.96	0.40%	2.00%	6.64%	(21.26%)	(20.97%)

Franklin Templeton VIP Founding Funds Allocation Class 2 (6)
06/01/2010 - 12/31/2010	46	$493	$10.76	$10.78	0.75%	0.95%	5.19%	14.59%	14.59%

Franklin Templeton VIP Founding Funds Allocation Class 4
2010	28,087	$257,780	$9.03	$9.46	0.40%	2.00%	2.17%	8.06%	9.80%
2009	25,921	218,966	8.36	8.61	0.40%	2.00%	3.01%	27.49%	29.55%
05/01/2008 - 12/31/2008	16,549	109,093	6.55	6.65	0.40%	2.00%	7.92%	(34.08%)	(33.97%)

Mutual Global Discovery Securities Class 2 (6)
06/14/2010 - 12/31/2010	58	$655	$11.31	$11.32	0.75%	0.95%	1.97%	11.09%	11.09%

Templeton Global Bond Securities Class 2 (6)
06/15/2010 - 12/31/2010	3	$37	$10.99	$11.00	0.75%	0.95%	0.00%	8.02%	8.02%

GE Investments Total Return Class 3
2010	11,244	$151,518	$10.70	$13.75	0.40%	2.00%	1.66%	7.20%	8.93%
02/02/2009 - 12/31/2009	4,816	60,232	12.44	12.62	0.40%	2.00%	3.44%	23.94%	25.40%

Lord Abbett International Core Equity Class VC (6)
06/14/2010 - 12/31/2010	30	$365	$12.13	$12.14	0.75%	0.95%	1.42%	18.52%	18.52%

Lord Abbett Total Return Class VC (6)
06/14/2010 - 12/31/2010	112	$1,157	$10.34	$10.35	0.75%	0.95%	6.57%	3.30%	3.30%

MFS Investors Growth Stock Series - Service Class (6)
11/15/2010 - 12/31/2010	See Note (7)	See Note (7)	$11.85	$11.85	0.75%	0.75%	0.00%	5.18%	5.18%

MFS Value Series — Service Class (6)
06/14/2010 - 12/31/2010	54	$627	$11.57	$11.58	0.75%	0.95%	0.00%	13.98%	13.98%

PIMCO Global Multi-Asset — Advisor Class (6)
05/03/2010 - 12/31/2010	7,983	$85,455	$10.67	$10.79	0.40%	2.00%	5.94%	6.73%	7.33%

Jennison
2010	29	$331	$11.53	$11.92	1.40%	1.75%	0.02%	9.52%	9.90%
2009	38	401	10.53	10.84	1.40%	1.75%	0.28%	40.11%	40.60%
2008	42	320	7.52	7.71	1.40%	1.75%	0.07%	(38.64%)	(38.43%)
2007	46	568	12.25	12.52	1.40%	1.75%	0.00%	9.61%	10.00%
2006	49	554	11.18	11.39	1.40%	1.75%	0.00%	(0.39%)	(0.04%)

Value
2010	26	$344	$13.30	$13.74	1.40%	1.75%	0.33%	11.42%	11.81%
2009	31	374	11.94	12.29	1.40%	1.75%	1.59%	38.94%	39.42%
2008	38	334	8.59	8.82	1.40%	1.75%	1.46%	(43.56%)	(43.36%)
2007	50	771	15.22	15.56	1.40%	1.75%	0.99%	1.03%	1.39%
2006	52	794	15.07	15.35	1.40%	1.75%	0.97%	17.37%	17.78%

SP International Growth
2010	29	$399	$13.63	$14.08	1.40%	1.75%	1.18%	11.84%	12.23%
2009	30	363	12.18	12.54	1.40%	1.75%	1.30%	34.07%	34.54%
2008	32	290	9.09	9.32	1.40%	1.75%	1.37%	(51.35%)	(51.18%)
2007	37	704	18.68	19.10	1.40%	1.75%	0.37%	17.05%	17.46%
2006	39	619	15.96	16.26	1.40%	1.75%	1.60%	18.33%	18.75%

See Notes to Financial Statements	See explanation of references on page H-25

SEPARATE ACCOUNT A
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
	Total Units	Total					Investment
Variable Accounts	Outstanding	Net Assets	AUV (1)		Expense Ratio (2)		Income	Total Return (4)
For Each Year or Period Ended	(in 000’s)	(in $000’s)	Lowest	Highest	Lowest	Highest	Ratio (3)	Lowest	Highest

SP Prudential U.S. Emerging Growth
2010	16	$277	$17.04	$17.60	1.40%	1.75%	0.22%	17.88%	18.29%
2009	18	264	14.45	14.88	1.40%	1.75%	0.27%	38.69%	39.18%
2008	19	197	10.42	10.69	1.40%	1.75%	0.00%	(37.35%)	(37.13%)
2007	21	357	16.63	17.01	1.40%	1.75%	0.00%	14.31%	14.72%
2006	21	314	14.55	14.82	1.40%	1.75%	0.00%	7.21%	7.58%

JPMorgan Insurance Trust Core Bond
2010	80	$1,058	$12.99	$13.17	1.40%	1.60%	3.89%	7.50%	7.72%
2009	91	1,111	12.09	12.22	1.40%	1.60%	8.15%	7.91%	8.12%
2008	86	970	11.20	11.30	1.40%	1.60%	5.64%	(0.22%)	(0.02%)
2007	103	1,164	11.23	11.31	1.40%	1.60%	14.08%	4.61%	4.82%
2006	5,228	56,363	10.73	10.79	1.40%	1.60%	6.69%	2.49%	2.69%

JPMorgan Insurance Trust Equity Index
2010	22	$247	$11.13	$11.28	1.40%	1.60%	2.15%	12.59%	12.82%
2009	30	301	9.88	9.99	1.40%	1.60%	2.22%	24.43%	24.68%
2008	29	236	7.94	8.02	1.40%	1.60%	2.18%	(38.20%)	(38.08%)
2007	35	452	12.85	12.95	1.40%	1.60%	1.48%	3.63%	3.63%
2006	40	498	12.43	12.49	1.40%	1.40%	1.32%	13.82%	13.82%

JPMorgan Insurance Trust U.S. Equity
2010	3,173	$39,951	$12.44	$12.61	1.40%	1.60%	1.05%	11.77%	12.00%
2009	4,475	50,309	11.13	11.26	1.40%	1.60%	3.43%	31.56%	31.82%
2008	6,739	57,486	8.46	8.54	1.40%	1.60%	1.55%	(35.84%)	(35.71%)
2007	12,245	162,510	13.19	13.28	1.40%	1.60%	See Note (5)	8.91%	8.91%
2006	10	124	12.13	12.20	1.40%	1.40%	0.96%	14.54%	14.54%

JPMorgan Insurance Trust Mid Cap Value
2010	12	$164	$13.17	$13.35	1.40%	1.60%	1.12%	21.50%	21.74%
2009	15	165	10.84	10.96	1.40%	1.60%	2.25%	25.87%	26.12%
2008	17	145	8.61	8.69	1.40%	1.60%	1.47%	(36.51%)	(36.38%)
2007	19	265	13.57	13.66	1.40%	1.60%	1.79%	(0.69%)	(0.49%)
2006	24	327	13.66	13.73	1.40%	1.60%	2.33%	14.87%	15.10%

JPMorgan Insurance Trust Intrepid Growth
2010	12	$135	$11.09	$11.23	1.40%	1.60%	0.96%	14.26%	14.49%
2009	13	128	9.70	9.81	1.40%	1.60%	0.72%	32.19%	32.45%
2008	15	111	7.34	7.41	1.40%	1.60%	0.87%	(40.19%)	(40.07%)
2007	14	174	12.27	12.36	1.40%	1.60%	0.49%	9.77%	9.99%
2006	9,029	101,406	11.18	11.24	1.40%	1.60%	0.07%	3.71%	3.91%

JPMorgan Insurance Trust Mid Cap Growth
2010	9	$136	$14.17	$14.36	1.40%	1.60%	0.00%	23.64%	23.89%
2009	9	104	11.46	11.59	1.40%	1.60%	0.00%	40.77%	41.05%
2008	11	88	8.14	8.22	1.40%	1.60%	0.00%	(44.68%)	(44.57%)
2007	13	194	14.72	14.83	1.40%	1.60%	0.00%	15.37%	15.60%
2006	16	202	12.76	12.83	1.40%	1.60%	0.00%	9.84%	9.84%

(1)	The AUV is presented as a range from lowest to highest based on the ending AUV for all product groupings as of December 31 of each year. The lowest and highest AUV may be the same for a variable account if there is only one product which has investments at the end of the year.

(2)	The expense ratios represent contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract owner accounts through the redemption of units (See Note 3 in Notes to Financial Statements). The expense ratios are presented as a range of lowest to highest based on the product groupings. The expense ratios for periods of less than one full year are annualized.

(3)	The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets. These ratios are before the deduction of mortality and expense risk (“M&E”) fees, administrative fees, and additional death benefit rider charges, if any, that are assessed against contract owner accounts. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(4)	Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees, administrative fees, and additional death benefit rider charges, if any, assessed through the daily AUV calculation. These fees and charges are assessed at annual rates ranging from 0.40% to 2.00% based on the average daily net assets of each variable account as discussed in Note 3 in Notes to the Financial Statements. Total returns do not include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, charges for other optional benefit riders, or other charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are presented as a range of lowest to highest values based on the product grouping representing the minimum to maximum expense ratio amounts. Total returns for those individual contracts which commenced operations during the year may not be within the ranges presented. Variable Accounts with a date notation indicate the inception date of that Variable Account. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(5)	Investment income ratio represents less than 0.005%.

(6)	Operations commenced during 2010 (See Note 1 in Notes to Financial Statements).

(7)	The total units outstanding in full was 102 and total net assets in full dollars was $1,210 as of December 31, 2010.
See Notes to Financial Statements

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
1. ORGANIZATION
     The Separate Account A (the “Separate Account”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and as of December 31, 2010 is comprised of sixty-one subaccounts called Variable Accounts. The assets in each of the Variable Accounts invest in the corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of Pacific Select Fund, an affiliated mutual fund (see Note 3), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), AllianceBernstein Variable Products Series Fund, Inc., BlackRock Variable Series Funds, Inc., Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, PIMCO Variable Insurance Trust, Prudential Series Fund, Inc., and JPMorgan Insurance Trust (collectively, the “Funds”). All sixty-one Variable Accounts are presented in the Schedule of Investments in Section G of this brochure.
     Cash Management, Dividend Growth, Invesco V.I. Global Multi-Asset Series II, Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II, and JPMorgan Insurance Trust Mid Cap Growth Variable Accounts and Portfolios/Funds were formerly named Money Market, Diversified Research, AIM V.I. PowerShares ETF Allocation Series II, Van Kampen LIT Global Tactical Asset Allocation Class II, and JPMorgan Insurance Trust Diversified Mid Cap Growth Variable Accounts and Portfolios/Funds, respectively.
     The Separate Account organized and registered with the Securities and Exchange Commission (“SEC”) the following nine new Variable Accounts, all of which commenced operations during 2010:

	Commenced		Commenced
Variable Accounts	Operations on	Variable Accounts	Operations on

BlackRock Capital Appreciation V.I. Class III	June 14, 2010	Lord Abbett Total Return Class VC	June 14, 2010
Franklin Templeton VIP Founding Funds Allocation Class 2	June 1, 2010	MFS Investors Growth Stock Series — Service Class	November 15, 2010
Mutual Global Discovery Securities Class 2	June 14, 2010	MFS Value Series — Service Class	June 14, 2010
Templeton Global Bond Securities Class 2	June 15, 2010	PIMCO Global Multi-Asset — Advisor Class	May 3, 2010
Lord Abbett International Core Equity Class VC	June 14, 2010
     Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this brochure or provided separately and should be read in conjunction with the Separate Account’s financial statements.
     The net assets of the Pacific Select Fund’s Equity and Multi-Strategy Portfolios, the underlying portfolios for the Equity and Multi-Strategy Variable Accounts, respectively, were transferred to the Pacific Select Fund’s Main Street Core and Managed Bond Portfolios (the “Surviving Portfolios”), the underlying portfolios for the Main Street Core and Managed Bond Variable Accounts, respectively, in exchange for shares of the Surviving Portfolios (the “Reorganization”). The Reorganization took place on October 29, 2010. In connection with the Reorganization, a total of 6,438,236 outstanding accumulation units (valued at $77,364,214) of the Equity Variable Account were exchanged for 5,213,481 accumulation units with equal value of the Main Street Core Variable Account, and a total of 6,803,529 outstanding accumulation units (valued at $86,971,285) of the Multi-Strategy Variable Account were exchanged for 3,365,605 accumulation units (valued at $47,834,207) of the Main Street Core Variable Account and 1,844,793 accumulation units (valued at $39,137,078) of the Managed Bond Variable Account.
     The Separate Account was established by Pacific Life Insurance Company (“Pacific Life”) on September 7, 1994 and commenced operations on January 2, 1996. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.
     The Separate Account funds individual flexible premium variable accumulation deferred annuity contracts (the “Contracts”). The investments of the Separate Account are carried at market value.
2. SIGNIFICANT ACCOUNTING POLICIES
     The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America for investment companies which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
     A. Valuation of Investments and Fair Value Measurements
     Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.
     B. Security Transactions and Investment Income
     Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date and the amounts distributed to the Variable Account for its share of dividends are reinvested in additional full and fractional shares of the related Portfolios.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     C. Federal Income Taxes
     The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
     D. Contracts in Payout Period
     Net assets allocated to Contracts in payout period are computed, on a current basis, according to the Annuity 2000 Mortality Table. The assumed investment return is 5.0 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7.0 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by Pacific Life and may result in additional amounts being transferred into the Variable Accounts by Pacific Life to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed the amounts required, transfers may be made to Pacific Life.
3. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS
     Contracts funded by the Separate Account currently being sold or administered include the Pacific One, Pacific Portfolios, Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select, Pacific Odyssey, Pacific Voyages, Pacific Journey, Pacific Value Edge, and Pacific Destinations. Pacific Value, Pacific Innovations, Pacific Innovations Select, Pacific One Select (issued prior to August 1, 2006), and Pacific Odyssey Contracts have three different death benefit options: the Standard Death Benefit Rider, the Stepped-Up Death Benefit Rider, and for Contracts issued before May 1, 2003, the Premier Death Benefit Rider. Pacific One, Pacific Portfolios, Pacific One Select (issued on or after August 1, 2006), Pacific Voyages, Pacific Journey, Pacific Value Edge, and Pacific Destinations Contracts have two different death benefit options: the Standard Death Benefit Rider and the Stepped-Up Death Benefit Rider.
     Pacific Life deducts from the Separate Account daily charges for mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, and additional death benefit rider charges for Contract owners who purchased the Stepped-Up Death Benefit Rider or the Premier Death Benefit Rider. These two additional death benefit rider charges are included in M&E in the accompanying Statements of Operations. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is where expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts. These charges are assessed daily at the following annual rates on the average daily net assets of each Variable Account that result in a direct reduction in unit values:

	Death Benefit Options
		With	With
	Standard	Stepped-Up	Premier
Pacific One and Pacific	Death	Death	Death
Portfolios Contracts	Benefit	Benefit Rider	Benefit Rider

M&E Charge	1.25%	1.25%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.40%	1.60%

Pacific Value and Pacific Innovations Contracts

M&E Charge	1.25%	1.25%	1.25%
Administrative Fee	0.15%	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.40%	1.60%	1.75%

Pacific Odyssey Contracts

M&E Charge	0.15%	0.15%	0.15%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	0.40%	0.60%	0.75%

Pacific Voyages Contracts

M&E Charge	1.00%	1.00%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.15%	1.35%

Pacific One Select (issued prior to 8/1/2006) and Pacific Innovations Select Contracts

M&E Charge	1.40%	1.40%	1.40%
Administrative Fee	0.25%	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%	0.35%

Total Annual Expenses	1.65%	1.85%	2.00%

Pacific One Select (issued on or after 8/1/2006) and Pacific Value Edge Contracts

M&E Charge	1.50%	1.50%
Administrative Fee	0.25%	0.25%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.75%	1.95%

Pacific Journey Contracts

M&E Charge	0.90%	0.90%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	1.05%	1.25%

Pacific Destinations Contracts

M&E Charge	0.60%	0.60%
Administrative Fee	0.15%	0.15%
Death Benefit Rider Charge	None	0.20%

Total Annual Expenses	0.75%	0.95%

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
     Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contracts. Most Contracts offer optional benefits that can be added to the contract by rider. The charges for riders can range depending on the individual contract. These fees and charges are assessed directly to each Contract owner account through a redemption of units. Withdrawal and surrender charges are included in surrenders and all other fees and charges are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.
     In addition to the Separate Account’s own operating expenses, they also indirectly bear a portion of the operating expenses of the applicable Portfolios/Funds in which the Variable Accounts invest.
     The assets of certain Variable Accounts invest in shares of the corresponding Portfolios of Pacific Select Fund (“PSF”), an affiliated mutual fund. Each Portfolio of PSF pays advisory fees to Pacific Life Fund Advisors, LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays service fees to Pacific Select Distributors, Inc. (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and service fee rates are disclosed in Note 3 in Notes to the Financial Statements of PSF, which are included in Section D of this brochure. For the year ended December 31, 2010, PLFA received advisory fees from PSF at effective annual rates ranging from 0.05% to 0.90% which are based on an annual percentage of average daily net assets of each Portfolio of PSF and PSD received a service fee of 0.20% from PSF based on an annual percentage of average daily net assets of each Portfolio of PSF.
4. RELATED PARTY AGREEMENT
     PSD serves as principal underwriter of the Contracts funded by interests in the Separate Account, without remuneration from the Separate Account.
5. PURCHASES AND SALES OF INVESTMENTS
     The cost of purchases and proceeds from sales of investments for the year or periods ended December 31, 2010, were as follows (amounts in thousands):

Variable Accounts	Purchases	Sales
Cash Management	$352,122	$514,523
Diversified Bond	1,009,632	301,266
Floating Rate Loan	173,457	115,993
High Yield Bond	206,890	219,759
Inflation Managed	411,305	436,840
Managed Bond	1,517,581	566,566
Short Duration Bond	289,089	181,184
American Funds Growth	40,660	123,125
American Funds Growth-Income	40,736	275,351
Comstock	67,045	239,656
Dividend Growth	567,983	74,908
Equity Index	88,902	1,463,956
Focused 30	19,107	59,647
Growth LT	53,259	153,873
Large-Cap Growth	40,353	130,480
Large-Cap Value	103,858	493,108
Long/Short Large-Cap	65,171	115,449
Main Street Core	160,161	249,799
Mid-Cap Equity	51,172	308,764
Mid-Cap Growth	55,835	249,669
Mid-Cap Value	56,085	166,887
Small-Cap Equity	302,472	92,155
Small-Cap Growth	35,366	116,369
Small-Cap Index	23,890	53,929
Small-Cap Value	52,676	233,961
Health Sciences	25,089	24,394
Real Estate	33,731	160,846
Technology	23,830	28,850
Emerging Markets	76,800	334,247
International Large-Cap	67,712	374,506
International Small-Cap	55,842	126,897
International Value	80,755	460,812
American Funds Asset Allocation	94,009	30,408
Pacific Dynamix — Conservative Growth	101,468	14,915
Pacific Dynamix — Moderate Growth	87,661	9,880
Pacific Dynamix — Growth	61,830	16,095
Invesco V.I. Global Multi-Asset Series II	25,082	14,398
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II	30,404	47,963
AllianceBernstein VPS Balanced Wealth Strategy Class B	35,352	17,277
BlackRock Capital Appreciation V.I. Class III (1)	425	10
BlackRock Global Allocation V.I. Class III	250,158	262,734
Franklin Templeton VIP Founding Funds Allocation Class 2 (1)	467	5
Franklin Templeton VIP Founding Funds Allocation Class 4	64,777	43,781
Mutual Global Discovery Securities Class 2 (1)	628	1
Templeton Global Bond Securities Class 2 (1)	37	—
GE Investments Total Return Class 3	89,448	8,782
Lord Abbett International Core Equity Class VC (1)	356	17
Lord Abbett Total Return Class VC (1)	1,206	18
MFS Investors Growth Series — Service Class (1), (2)	1	—
MFS Value Series — Service Class (1)	587	8
PIMCO Global Multi-Asset — Advisor Class (1)	87,316	5,045
Jennison	—	101
Value	2	70
SP International Growth	5	14
SP Prudential U.S. Emerging Growth	1	33
JPMorgan Insurance Trust Core Bond	271	387
JPMorgan Insurance Trust Equity Index	5	86
JPMorgan Insurance Trust U.S. Equity	568	16,018
JPMorgan Insurance Trust Mid Cap Value	2	36
JPMorgan Insurance Trust Intrepid Growth	27	37
JPMorgan Insurance Trust Mid Cap Growth	19	16

(1)	Operations commenced during 2010 (See Note 1).

(2)	The cost of purchases and proceeds from sales of investments in full dollars were $1,172 and $0, respectively.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)
6. FAIR VALUE MEASUREMENTS
     The Separate Account characterizes its holdings as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
     Level 1 — Quoted prices (unadjusted) in active markets for identical holdings
     Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data
     Level 3 — Significant unobservable inputs that are not corroborated by observable market data
     The inputs or methodologies used for valuing the Separate Account’s holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2010, the Separate Account’s holdings as presented in the Schedule of Investments in Section G of this brochure were all categorized as Level 1 under the three-tier hierarchy of inputs.
7. CHANGES IN UNITS OUTSTANDING
     The changes in units outstanding for the years or periods ended December 31, 2010 and 2009 were as follows (amounts in thousands):

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Cash Management	49,399	(62,459)	(13,060)	55,848	(90,808)	(34,960)
Diversified Bond	113,643	(51,661)	61,982	56,363	(59,705)	(3,342)
Floating Rate Loan	31,908	(28,727)	3,181	42,279	(25,677)	16,602
High Yield Bond	18,415	(22,543)	(4,128)	34,706	(18,405)	16,301
Inflation Managed	48,131	(47,246)	885	54,974	(74,688)	(19,714)
Managed Bond	108,707	(56,847)	51,860	64,155	(75,571)	(11,416)
Short Duration Bond	45,477	(35,276)	10,201	42,377	(65,457)	(23,080)
American Funds Growth	11,394	(17,692)	(6,298)	23,298	(85,304)	(62,006)
American Funds Growth-Income	15,778	(37,012)	(21,234)	27,974	(26,114)	1,860
Comstock	21,013	(38,514)	(17,501)	60,725	(35,706)	25,019
Dividend Growth	62,686	(12,945)	49,741	10,637	(48,640)	(38,003)
Equity Index	19,230	(123,740)	(104,510)	160,363	(30,578)	129,785
Focused 30	2,790	(5,853)	(3,063)	8,808	(34,073)	(25,265)
Growth LT	11,285	(16,556)	(5,271)	19,025	(17,819)	1,206
Large-Cap Growth	22,213	(34,331)	(12,118)	112,508	(28,128)	84,380
Large-Cap Value	28,059	(61,306)	(33,247)	109,567	(37,497)	72,070
Long/Short Large-Cap	22,002	(26,908)	(4,906)	85,000	(20,652)	64,348
Main Street Core	19,124	(27,627)	(8,503)	20,697	(58,960)	(38,263)
Mid-Cap Equity	10,982	(24,623)	(13,641)	30,066	(139,280)	(109,214)
Mid-Cap Growth	15,313	(34,835)	(19,522)	54,217	(27,890)	26,327
Mid-Cap Value (1)	12,256	(19,624)	(7,368)	84,938	(8,081)	76,857
Small-Cap Equity	28,874	(13,064)	15,810	9,838	(15,127)	(5,289)
Small-Cap Growth	8,389	(15,025)	(6,636)	12,769	(30,578)	(17,809)
Small-Cap Index	2,792	(4,814)	(2,022)	3,362	(5,480)	(2,118)
Small-Cap Value	5,611	(15,439)	(9,828)	16,947	(7,920)	9,027
Health Sciences	2,445	(2,386)	59	2,280	(3,155)	(875)
Real Estate	4,155	(9,884)	(5,729)	10,748	(8,216)	2,532
Technology	4,993	(5,954)	(961)	7,482	(5,305)	2,177
Emerging Markets	7,983	(16,471)	(8,488)	16,345	(18,306)	(1,961)
International Large-Cap	21,103	(48,781)	(27,678)	39,530	(49,742)	(10,212)
International Small-Cap	16,009	(26,925)	(10,916)	40,618	(23,739)	16,879
International Value	19,695	(57,742)	(38,047)	43,799	(102,159)	(58,360)
American Funds Asset Allocation (2)	8,349	(3,323)	5,026	12,958	(2,620)	10,338
Pacific Dynamix — Conservative Growth (3)	8,538	(1,543)	6,995	2,920	(275)	2,645
Pacific Dynamix — Moderate Growth (3)	7,295	(1,176)	6,119	5,075	(271)	4,804
Pacific Dynamix — Growth (3)	4,847	(1,493)	3,354	3,977	(637)	3,340
Invesco V.I. Global Multi-Asset Series II (2)	1,961	(1,178)	783	2,833	(300)	2,533
Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (4)	2,845	(4,345)	(1,500)	7,343	(603)	6,740
AllianceBernstein VPS Balanced Wealth Strategy Class B	4,190	(2,349)	1,841	7,569	(2,320)	5,249

(1)	Operations commenced on May 1, 2009.

(2)	Operations commenced on February 2, 2009.

(3)	Operations commenced on May 4, 2009.

(4)	Operations commenced on February 6, 2009.

SEPARATE ACCOUNT A
NOTES TO FINANCIAL STATEMENTS (Continued)

	2010			2009
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock Capital Appreciation V.I. Class III (1)	40	(2)	38
BlackRock Global Allocation V.I. Class III	38,650	(40,989)	(2,339)	91,383	(28,582)	62,801
Franklin Templeton VIP Founding Funds Allocation Class 2 (1)	47	(1)	46
Franklin Templeton VIP Founding Funds Allocation Class 4	8,651	(6,485)	2,166	15,639	(6,267)	9,372
Mutual Global Discovery Securities Class 2 (1)	60	(2)	58
Templeton Global Bond Securities Class 2 (1)	3	—	3
GE Investments Total Return Class 3 (2)	7,691	(1,263)	6,428	9,119	(4,303)	4,816
Lord Abbett International Core Equity Class VC (1)	33	(3)	30
Lord Abbett Total Return Class VC (1)	116	(4)	112
MFS Investors Growth Stock Series — Service Class (1), (3)	—	—	—
MFS Value Series — Service Class (1)	56	(2)	54
PIMCO Global Multi-Asset — Advisor Class (1)	8,727	(744)	7,983
Jennison	—	(9)	(9)	—	(4)	(4)
Value	—	(5)	(5)	1	(8)	(7)
SP International Growth	—	(1)	(1)	1	(3)	(2)
SP Prudential U.S. Emerging Growth	—	(2)	(2)	—	(1)	(1)
JPMorgan Insurance Trust Core Bond	12	(23)	(11)	16	(11)	5
JPMorgan Insurance Trust Equity Index	—	(8)	(8)	8	(7)	1
JPMorgan Insurance Trust U.S. Equity	88	(1,390)	(1,302)	140	(2,404)	(2,264)
JPMorgan Insurance Trust Mid Cap Value	—	(3)	(3)	—	(2)	(2)
JPMorgan Insurance Trust Intrepid Growth	3	(4)	(1)	1	(3)	(2)
JPMorgan Insurance Trust Mid Cap Growth	2	(2)	—	—	(2)	(2)

(1)	Operations commenced during 2010 (See Note 1).

(2)	Operations commenced on February 2, 2009.

(3)	Total units issued in full was 102 during the period. No units were redeemed during the period.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors
Pacific Life Insurance Company:
     We have audited the accompanying statements of assets and liabilities, including the schedule of investments, of Separate Account A (the “Separate Account”) comprised of Cash Management (formerly named Money Market), Diversified Bond, Floating Rate Loan, High Yield Bond, Inflation Managed, Managed Bond, Short Duration Bond, American Funds® Growth, American Funds Growth-Income, Comstock, Dividend Growth (formerly named Diversified Research), Equity Index, Focused 30, Growth LT, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Growth, Small-Cap Index, Small-Cap Value, Health Sciences, Real Estate, Technology, Emerging Markets, International Large-Cap, International Small-Cap, International Value, American Funds Asset Allocation, Pacific Dynamix — Conservative Growth, Pacific Dynamix — Moderate Growth, Pacific Dynamix — Growth, Invesco V.I. Global Multi-Asset Series II (formerly named AIM V.I. PowerShares ETF Allocation Series II), Invesco Van Kampen V.I. Global Tactical Asset Allocation Series II (formerly named Van Kampen LIT Global Tactical Asset Allocation Class II), AllianceBernstein VPS Balanced Wealth Strategy Class B, BlackRock Capital Appreciation V.I. Class III, BlackRock Global Allocation V.I. Class III, Franklin Templeton VIP Founding Funds Allocation Class 2, Franklin Templeton VIP Founding Funds Allocation Class 4, Mutual Global Discovery Securities Class 2, Templeton Global Bond Securities Class 2, GE Investments Total Return Class 3, Lord Abbett International Core Equity Class VC, Lord Abbett Total Return Class VC, MFS Investors Growth Stock Series — Service Class, MFS Value Series — Service Class, PIMCO Global Multi-Asset — Advisor Class, Jennison, Value, SP International Growth, SP Prudential U.S. Emerging Growth, JPMorgan Insurance Trust Core Bond, JPMorgan Insurance Trust Equity Index, JPMorgan Insurance Trust U.S. Equity, JPMorgan Insurance Trust Mid Cap Value, JPMorgan Insurance Trust Intrepid Growth, and JPMorgan Insurance Trust Mid Cap Growth (formerly named JPMorgan Insurance Trust Diversified Mid Cap Growth) Variable Accounts (collectively, the “Variable Accounts”) as of December 31, 2010, the related statements of operations for the year or period presented, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of mutual fund investments owned as of December 31, 2010 by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Variable Accounts constituting Separate Account A as of December 31, 2010, the results of their operations for the year or period then ended, the changes in their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.
DELOITTE & TOUCHE LLP
Costa Mesa, California
February 28, 2011

J-1

Pacific Life Insurance Company
Mailing Address:
P.O. Box 2378
Omaha, Nebraska 68103-2378

Annual Reports
as of December 31, 2010

•	Pacific Select Fund

•	Separate Account A of Pacific Life Insurance Company

Form No. 2143-11A